UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-06377

BNY Mellon Municipal Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Offices) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 922-6400

Date of fiscal year end: 08/31

Date of reporting period: 08/31/24

FORM N-CSR

Item 1.  Reports to Stockholders.

BNY Mellon AMT-Free Municipal Bond Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class A – DMUAX

This annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.67%

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class A shares returned 6.40%.

• In comparison, the Bloomberg U.S. Municipal Bond Index returned 6.09% for the same period.

What affected the Fund’s performance?

• Early in the period, higher inflation and tight monetary policy hampered the market, but later it rebounded, supported by investor sentiment that the rate-hiking cycle was nearing an end.

• Security selections in local general obligation bonds and certain revenue bonds, including education, public power, and water and sewer, added most to relative performance. Curve positioning, especially longer maturities, also contributed.

• The fund’s performance was hampered by security selection in some sectors, including hospitals, housing, airport and tobacco bonds.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index (the “Index”) on 8/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	1.62%	-0.20%	1.74%
without Sales Charge	6.40%	0.73%	2.20%
Bloomberg U.S. Municipal Bond Index	6.09%	1.02%	2.43%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,978	564	$5,377,689	16.51%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Sector Allocation (Based on Net Assets)

State Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0319AR0824

BNY Mellon AMT-Free Municipal Bond Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class C – DMUCX

This annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$148	1.44%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class C shares returned 5.57%.

• In comparison, the Bloomberg U.S. Municipal Bond Index returned 6.09% for the same period.

What affected the Fund’s performance?

• Early in the period, higher inflation and tight monetary policy hampered the market, but later it rebounded, supported by investor sentiment that the rate-hiking cycle was nearing an end.

• Security selections in local general obligation bonds and certain revenue bonds, including education, public power, and water and sewer, added most to relative performance. Curve positioning, especially longer maturities, also contributed.

• The fund’s performance was hampered by security selection in some sectors, including hospitals, housing, airport and tobacco bonds.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index (the “Index”) on 8/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	4.57%	**	-0.03%	1.44%
without Deferred Sales Charge	5.57%		-0.03%	1.44%
Bloomberg U.S. Municipal Bond Index	6.09%		1.02%	2.43%

**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,978	564	$5,377,689	16.51%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Sector Allocation (Based on Net Assets)

State Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0350AR0824

BNY Mellon AMT-Free Municipal Bond Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class I – DMBIX

This annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.42%

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class I shares returned 6.66%.

• In comparison, the Bloomberg U.S. Municipal Bond Index returned 6.09% for the same period.

What affected the Fund’s performance?

• Early in the period, higher inflation and tight monetary policy hampered the market, but later it rebounded, supported by investor sentiment that the rate-hiking cycle was nearing an end.

• Security selections in local general obligation bonds and certain revenue bonds, including education, public power, and water and sewer, added most to relative performance. Curve positioning, especially longer maturities, also contributed.

• The fund’s performance was hampered by security selection in some sectors, including hospitals, housing, airport and tobacco bonds.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index (the “Index”) on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class I Shares	6.66%	0.97%	2.45%
Bloomberg U.S. Municipal Bond Index	6.09%	1.02%	2.43%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,978	564	$5,377,689	16.51%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Sector Allocation (Based on Net Assets)

State Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-6015AR0824

BNY Mellon AMT-Free Municipal Bond Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class Y – DMUYX

This annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$42	0.41%

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class Y shares returned 6.69%.

• In comparison, the Bloomberg U.S. Municipal Bond Index returned 6.09% for the same period.

What affected the Fund’s performance?

• Early in the period, higher inflation and tight monetary policy hampered the market, but later it rebounded, supported by investor sentiment that the rate-hiking cycle was nearing an end.

• Security selections in local general obligation bonds and certain revenue bonds, including education, public power, and water and sewer, added most to relative performance. Curve positioning, especially longer maturities, also contributed.

• The fund’s performance was hampered by security selection in some sectors, including hospitals, housing, airport and tobacco bonds.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $1,000,000 Years Ended 8/31

The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the Bloomberg U.S. Municipal Bond Index (the “Index”) on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class Y Shares	6.69%	0.99%	2.52%
Bloomberg U.S. Municipal Bond Index	6.09%	1.02%	2.43%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,978	564	$5,377,689	16.51%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Sector Allocation (Based on Net Assets)

State Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0365AR0824

BNY Mellon AMT-Free Municipal Bond Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class Z – DRMBX

This annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$51	0.49%

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class Z shares returned 6.65%.

• In comparison, the Bloomberg U.S. Municipal Bond Index returned 6.09% for the same period.

What affected the Fund’s performance?

• Early in the period, higher inflation and tight monetary policy hampered the market, but later it rebounded, supported by investor sentiment that the rate-hiking cycle was nearing an end.

• Security selections in local general obligation bonds and certain revenue bonds, including education, public power, and water and sewer, added most to relative performance. Curve positioning, especially longer maturities, also contributed.

• The fund’s performance was hampered by security selection in some sectors, including hospitals, housing, airport and tobacco bonds.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class Z shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index (the “Index”) on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class Z Shares	6.65%	0.94%	2.43%
Bloomberg U.S. Municipal Bond Index	6.09%	1.02%	2.43%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,978	564	$5,377,689	16.51%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Sector Allocation (Based on Net Assets)

State Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How has the Fund changed?

• As of the close of business on March 8, 2024, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Fund’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon Municipal Bond Fund, Inc. (the “Acquired Fund”) were transferred to the Fund in a tax free exchange at cost basis for Class Z of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of the Acquired Fund share class received Class Z shares of the Fund in an amount equal to the aggregate net asset value of their investment in the Fund’s Class Z shares at the time of the exchange.

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0125AR0824

BNY Mellon High Yield Municipal Bond Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class A – DHYAX

This annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.06%

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class A shares returned 9.62%.

• In comparison, the Bloomberg U.S. Municipal Bond Index returned 6.09% for the same period.

What affected the Fund’s performance?

• Stubborn inflation and tight monetary policy hindered the market, but it rebounded late in the period as inflation eased, and investors began to anticipate the beginning of Fed rate decreases.

• The fund’s focus on high yield municipals led to outperformance versus the investment-grade benchmark.  High yield municipals performed well versus most other instruments of similar duration.

• The fund’s exposure to below-investment-grade tobacco securities was a detractor from performance.  Certain other security selections also unperformed during the reporting period.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index (the “Index”) on 8/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	4.73%	-0.61%	2.84%
without Sales Charge	9.62%	0.31%	3.32%
Bloomberg U.S. Municipal Bond Index	6.09%	1.02%	2.43%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$240	171	$1,076,105	15.47%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

State Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-6165AR0824

BNY Mellon High Yield Municipal Bond Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class C – DHYCX

This annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$193	1.85%

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class C shares returned 8.77%.

• In comparison, the Bloomberg U.S. Municipal Bond Index returned 6.09% for the same period.

What affected the Fund’s performance?

• Stubborn inflation and tight monetary policy hindered the market, but it rebounded late in the period as inflation eased, and investors began to anticipate the beginning of Fed rate decreases.

• The fund’s focus on high yield municipals led to outperformance versus the investment-grade benchmark.  High yield municipals performed well versus most other instruments of similar duration.

• The fund’s exposure to below-investment-grade tobacco securities was a detractor from performance.  Certain other security selections also unperformed during the reporting period.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index (the “Index”) on 8/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	7.77%	**	-0.49%	2.52%
without Deferred Sales Charge	8.77%		-0.49%	2.52%
Bloomberg U.S. Municipal Bond Index	6.09%		1.02%	2.43%

**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$240	171	$1,076,105	15.47%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

State Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-6166AR0824

BNY Mellon High Yield Municipal Bond Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class I – DYBIX

This annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$86	0.82%

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class I shares returned 9.89%.

• In comparison, the Bloomberg U.S. Municipal Bond Index returned 6.09% for the same period.

What affected the Fund’s performance?

• Stubborn inflation and tight monetary policy hindered the market, but it rebounded late in the period as inflation eased, and investors began to anticipate the beginning of Fed rate decreases.

• The fund’s focus on high yield municipals led to outperformance versus the investment-grade benchmark.  High yield municipals performed well versus most other instruments of similar duration.

• The fund’s exposure to below-investment-grade tobacco securities was a detractor from performance.  Certain other security selections also unperformed during the reporting period.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index (the “Index”) on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class I Shares	9.89%	0.53%	3.56%
Bloomberg U.S. Municipal Bond Index	6.09%	1.02%	2.43%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$240	171	$1,076,105	15.47%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

State Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-6092AR0824

BNY Mellon High Yield Municipal Bond Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class Y – DHYYX

This annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$84	0.80%

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class Y shares returned 9.90%.

• In comparison, the Bloomberg U.S. Municipal Bond Index returned 6.09% for the same period.

What affected the Fund’s performance?

• Stubborn inflation and tight monetary policy hindered the market, but it rebounded late in the period as inflation eased, and investors began to anticipate the beginning of Fed rate decreases.

• The fund’s focus on high yield municipals led to outperformance versus the investment-grade benchmark.  High yield municipals performed well versus most other instruments of similar duration.

• The fund’s exposure to below-investment-grade tobacco securities was a detractor from performance.  Certain other security selections also unperformed during the reporting period.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $1,000,000 Years Ended 8/31

The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the Bloomberg U.S. Municipal Bond Index (the “Index”) on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class Y Shares	9.90%	0.56%	3.58%
Bloomberg U.S. Municipal Bond Index	6.09%	1.02%	2.43%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$240	171	$1,076,105	15.47%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

State Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0572AR0824

BNY Mellon High Yield Municipal Bond Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class Z – DHMBX

This annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$98	0.93%

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class Z shares returned 9.78%.

• In comparison, the Bloomberg U.S. Municipal Bond Index returned 6.09% for the same period.

What affected the Fund’s performance?

• Stubborn inflation and tight monetary policy hindered the market, but it rebounded late in the period as inflation eased, and investors began to anticipate the beginning of Fed rate decreases.

• The fund’s focus on high yield municipals led to outperformance versus the investment-grade benchmark.  High yield municipals performed well versus most other instruments of similar duration.

• The fund’s exposure to below-investment-grade tobacco securities was a detractor from performance.  Certain other security selections also unperformed during the reporting period.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class Z shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index (the “Index”) on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class Z Shares	9.78%	0.44%	3.45%
Bloomberg U.S. Municipal Bond Index	6.09%	1.02%	2.43%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$240	171	$1,076,105	15.47%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

State Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-6133AR0824

Item 2.  Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.   Audit Committee Financial Expert.

The Registrant's Board has determined that Alan H. Howard, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Howard is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.   Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $73,856 in 2023 and $75,332 in 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $50,761 in 2023 and $40,312 in 2024. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies..

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $16,712 in 2023 and $10,027 in 2024. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $16,315 in 2023 and $25,508 in 2024.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $3,162 in 2023 and $8,819 in 2024. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2023 and $0 in 2024.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,606,446 in 2023 and $1,639,482 in 2024.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i) Not applicable.

(j) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable

Item 6.  Investments.

 Not applicable.

BNY Mellon AMT-Free Municipal Bond Fund

ANNUAL FINANCIALS AND OTHER INFORMATION August 31, 2024

Class	Ticker
A	DMUAX
C	DMUCX
I	DMBIX
Y	DMUYX
Z	DRMBX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

BNY Mellon AMT-Free Municipal Bond Fund

Statement of Investments

August 31, 2024

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .5%
Collateralized Municipal-Backed Securities - .5%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2	3.63	5/20/2033	5,924,268		5,728,304
California Housing Finance Agency, Revenue Bonds, Ser. A	3.25	8/20/2036	1,914,161		1,815,816
Washington Housing Finance Commission, Revenue Bonds, Ser. A1	3.50	12/20/2035	2,854,079		2,711,447
Total Bonds and Notes (cost $11,758,066)			10,255,567

Long-Term Municipal Investments - 98.7%
Alabama - 3.0%
Alabama Public School & College Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	4.00	11/1/2036	6,000,000		6,140,063
Auburn University, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2036	1,000,000		1,001,499
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2043	11,055,000		11,416,631
Energy Southeast A Cooperative District, Revenue Bonds, Ser. B	5.25	6/1/2032	1,750,000	[a]	1,903,177
Jefferson County, Revenue Bonds, Refunding	5.00	9/15/2035	2,500,000		2,588,289
Jefferson County, Revenue Bonds, Refunding	5.00	9/15/2032	2,665,000		2,768,496
Jefferson County, Revenue Bonds, Refunding	5.25	10/1/2049	4,500,000		4,863,057
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	13,700,000		14,974,278
Selma Industrial Development Board, Revenue Bonds, Refunding (International Paper Co.)	2.00	10/1/2024	1,875,000	[a]	1,871,326
Southeast Energy Authority, A Cooperative District, Revenue Bonds (Project No. 2) Ser. B	4.00	12/1/2031	1,000,000	[a]	1,002,249
The Lower Alabama Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2025	5,000,000	[a]	5,024,307
University of Alabama at Birmingham, Revenue Bonds (Board of Trustees) Ser. B	4.00	10/1/2037	3,595,000		3,666,995
University of Alabama at Birmingham, Revenue Bonds (Board of Trustees) Ser. B	4.00	10/1/2035	3,005,000		3,083,312
				60,303,679
Arizona - 2.4%
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2037	4,885,000		4,979,800
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2050	1,655,000		1,584,075
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2051	10,000,000		9,516,634
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2044	1,975,000		2,046,367

Statement of Investments (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Arizona - 2.4% (continued)
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	4,830,000		4,738,798
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2048	5,170,000		5,166,005
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2046	1,825,000	[b]	1,829,238
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2036	1,750,000	[b]	1,768,136
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health) Ser. A	5.00	1/1/2041	5,000,000		5,156,633
Maricopa County Special Health Care District, GO, Ser. D	4.00	7/1/2035	1,375,000		1,432,966
Phoenix Civic Improvement Corp., Revenue Bonds	4.00	7/1/2044	4,000,000		3,905,382
Phoenix Civic Improvement Corp., Revenue Bonds (Junior Lien Airport) Ser. B	4.00	7/1/2044	2,000,000		1,903,382
The University of Arizona, Revenue Bonds, Refunding (Stimulus Plan for Economic & Educational Development)	5.00	8/1/2037	615,000		673,096
The University of Arizona, Revenue Bonds, Refunding (Stimulus Plan for Economic & Educational Development)	5.00	8/1/2038	3,000,000		3,269,521
				47,970,033
Arkansas - .4%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	5,550,000		5,922,135
Pulaski County, Revenue Bonds (Arkansas Children's Hospital)	4.25	3/1/2048	2,000,000		1,965,961
				7,888,096
California - 3.6%
Burbank-Glendale-Pasadena Airport Authority, Revenue Bonds, Ser. B	5.25	7/1/2040	2,200,000		2,456,708
California, GO, Refunding	5.00	4/1/2042	1,100,000		1,224,298
California, GO, Refunding	5.25	9/1/2047	1,500,000		1,684,121
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. G	5.25	4/1/2030	4,000,000	[a]	4,314,658
California County Tobacco Securitization Agency, Revenue Bonds, Refunding	5.00	6/1/2034	5,090,000		5,091,655
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	4.00	10/1/2036	3,950,000		3,962,226
California Housing Finance Agency, Revenue Bonds, Ser. 2021-1	3.50	11/20/2035	5,688,863		5,536,328
California Municipal Finance Authority, Revenue Bonds (Sustainable Bond) (Orchard Park) (Insured; Build America Mutual)	5.00	5/15/2026	350,000		361,923

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
California - 3.6% (continued)
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.00	12/1/2033	1,000,000	[b]	1,047,598
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.25	12/1/2048	1,800,000	[b]	1,852,476
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding (Tobacco Settlement Asset) Ser. B	5.00	6/1/2051	6,000,000		6,232,094
Jefferson Union High School District, COP (Teacher & Staff Housing Project) (Insured; Build America Mutual)	4.00	8/1/2050	3,180,000		3,168,451
Los Angeles Department of Airports, Revenue Bonds (Sustainable Bond)	5.25	5/15/2047	5,000,000		5,342,835
Los Angeles Unified School District, GO, Refunding, Ser. A	5.00	7/1/2034	1,845,000		2,230,511
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2046	2,780,000		2,666,232
San Francisco City & County Airport Commission, Revenue Bonds, Refunding (San Francisco International Airport) Ser. B	5.00	5/1/2041	12,500,000		12,677,880
San Francisco City & County Public Utilities Commission Power, Revenue Bonds, Refunding, Ser. B	4.00	11/1/2051	4,310,000		4,262,805
San Jose Evergreen Community College District, GO, Ser. C	4.00	9/1/2045	2,460,000		2,496,929
San Jose Evergreen Community College District, GO, Ser. C	4.00	9/1/2042	2,000,000		2,063,279
South San Francisco Unified School District, GO	4.00	9/1/2052	2,195,000		2,168,050
				70,841,057
Colorado - 2.5%
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities & Services Obligated Group)	5.00	12/1/2048	6,000,000		6,087,694
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities)	5.00	12/1/2043	6,885,000		7,041,045
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2044	6,500,000		6,756,699
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Intermountain Healthcare Obligated Group) Ser. A	4.00	5/15/2052	4,245,000		4,054,400
Colorado Health Facilities Authority, Revenue Bonds, Refunding (School Health System) Ser. A	4.00	1/1/2036	7,525,000		7,668,132
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2048	5,000,000		5,119,523
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2043	4,000,000		4,193,180
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2036	1,315,000		1,339,286
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2031	1,500,000		1,538,657

Statement of Investments (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Colorado - 2.5% (continued)
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2027	3,860,000		3,983,019
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2034	2,000,000		2,051,901
				49,833,536
Connecticut - 5.9%
Connecticut, GO (Sustainable Bond) Ser. F	5.00	11/15/2042	2,000,000		2,220,894
Connecticut, GO, Ser. 2021 A	5.00	1/15/2041	2,050,000		2,230,950
Connecticut, GO, Ser. C	5.00	6/15/2038	1,000,000		1,058,801
Connecticut, Revenue Bonds, Ser. A	4.00	5/1/2036	1,000,000		1,039,054
Connecticut, Revenue Bonds, Ser. A	4.00	9/1/2035	5,000,000		5,025,086
Connecticut, Revenue Bonds, Ser. A	4.00	5/1/2037	2,500,000		2,583,143
Connecticut, Revenue Bonds, Ser. A	5.00	5/1/2038	1,000,000		1,094,863
Connecticut Bradley International Airport, Revenue Bonds, Ser. A	5.00	7/1/2049	2,500,000		2,549,991
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Church Home of Hartford Project) Ser. A	5.00	9/1/2053	1,500,000	[b]	1,433,720
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Church Home of Hartford Project) Ser. A	5.00	9/1/2046	1,000,000	[b]	984,268
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Covenant Home) Ser. B	5.00	12/1/2040	4,020,000		4,064,944
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Fairfield University) Ser. Q1	5.00	7/1/2046	1,000,000		1,011,995
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Fairfield University) Ser. U	4.00	7/1/2052	2,000,000		1,899,293
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Hartford HealthCare Obligated Group)	5.00	7/1/2045	2,500,000		2,506,731
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Hartford HealthCare Obligated Group) Ser. A	4.00	7/1/2040	500,000		486,815
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Hartford HealthCare Project) Ser. A	4.00	7/1/2046	945,000		881,110
Connecticut Health & Educational Facilities Authority, Revenue Bonds (The Greenwich Academy) Ser. G	4.00	3/1/2041	1,170,000		1,184,482
Connecticut Health & Educational Facilities Authority, Revenue Bonds (The Stamford Hospital Obligated Group) Ser. K	4.00	7/1/2046	2,270,000		2,125,063
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Connecticut College) Ser. L1	4.00	7/1/2046	2,000,000		1,943,470
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. T	4.00	7/1/2055	1,845,000		1,734,945
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University) Ser. L	5.00	7/1/2036	5,000,000		5,051,817

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Connecticut - 5.9% (continued)
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University) Ser. M	5.00	7/1/2036	200,000		204,577
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Sacred Heart University) Ser. I1	5.00	7/1/2042	2,000,000		2,027,549
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Greenwich Academy) (Insured; Assured Guaranty Municipal Corp.) Ser. E	5.25	3/1/2032	6,880,000		7,702,458
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2030	865,000		903,770
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2029	500,000		520,924
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Trustees of Trinity College) Ser. R	4.00	6/1/2045	2,125,000		2,062,253
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The University of Hartford)	5.00	7/1/2034	425,000		427,686
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Trinity Health Corp. Obligated Group)	5.00	12/1/2045	7,500,000		7,595,254
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (University of New Haven)	5.00	7/1/2036	1,000,000		1,019,665
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. S	4.00	6/1/2046	2,250,000		2,143,551
Connecticut Higher Education Supplement Loan Authority, Revenue Bonds, Ser. B	3.25	11/15/2036	1,260,000		1,163,375
Connecticut Housing Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. D1	3.00	5/15/2051	2,480,000		2,436,653
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	3.65	11/15/2032	1,455,000		1,457,315
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C1	3.25	5/15/2044	4,400,000		4,360,500
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C1	4.00	11/15/2047	1,100,000		1,103,857
Greater New Haven Water Pollution Control Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. A	5.00	8/15/2035	25,000		25,015
Harbor Point Infrastructure Improvement District, Tax Allocation Bonds, Refunding (Harbor Point Project)	5.00	4/1/2039	4,000,000	[b]	4,047,008
New Haven, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	8/1/2039	3,000,000		3,171,130
New Haven, GO, Ser. A	5.25	8/1/2027	1,740,000		1,834,310
Norwalk, GO, Ser. A	3.00	7/15/2037	1,070,000		998,050
South Central Connecticut Regional Water Authority, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2037	3,430,000		3,547,823
South Central Connecticut Regional Water Authority, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2038	2,000,000		2,066,642

Statement of Investments (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Connecticut - 5.9% (continued)
South Central Connecticut Regional Water Authority, Revenue Bonds, Refunding, Ser. B1	5.00	8/1/2041	2,445,000	2,576,565
The Metropolitan District, GO, Refunding, Ser. A	4.00	9/1/2039	4,000,000	4,144,335
The Metropolitan District, GO, Ser. A	4.00	7/15/2035	1,275,000	1,316,232
University of Connecticut, Revenue Bonds, Ser. A	5.25	11/15/2047	4,000,000	4,214,774
Waterbury, GO, Ser. A	4.00	2/1/2039	2,200,000	2,238,006
Waterbury, GO, Ser. A	4.00	2/1/2045	5,750,000	5,665,793
Waterbury, GO, Ser. A	5.00	11/15/2038	2,500,000	2,621,665
				116,708,170
District of Columbia - 1.2%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2035	2,000,000	2,075,319
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. A	5.00	10/1/2037	2,000,000	2,123,725
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	1,000,000	945,002
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2038	4,000,000	4,170,802
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2035	2,000,000	2,051,752
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding. Ser. A	4.00	10/1/2038	2,855,000	2,843,529
Washington Metropolitan Area Transit Authority, Revenue Bonds (Sustainable Bond)	5.25	7/15/2053	3,000,000	3,290,708
Washington Metropolitan Area Transit Authority, Revenue Bonds (Sustainable Bond) Ser. A	4.00	7/15/2039	3,500,000	3,597,269
Washington Metropolitan Area Transit Authority, Revenue Bonds (Sustainable Bond) Ser. A	4.13	7/15/2047	2,000,000	1,965,494
				23,063,600
Florida - 5.2%
Broward County Airport System, Revenue Bonds	5.00	10/1/2047	5,000,000	5,082,711
Central Florida Expressway Authority, Revenue Bonds, Refunding	5.00	7/1/2042	1,000,000	1,034,450
Central Florida Expressway Authority, Revenue Bonds, Refunding	5.00	7/1/2038	2,500,000	2,594,744
Escambia County, Revenue Bonds	5.00	10/1/2046	7,500,000	7,771,327
Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Refunding (Nova Southeastern University Project)	5.00	4/1/2035	1,500,000	1,526,324
Florida Housing Finance Corp., Revenue Bonds (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. 2	3.00	7/1/2051	1,300,000	1,281,021
Florida Municipal Power Agency, Revenue Bonds, Ser. A	3.00	10/1/2032	1,360,000	1,290,141
Gainesville Utilities System, Revenue Bonds, Ser. A	5.00	10/1/2037	4,000,000	4,180,182
Hillsborough County Aviation Authority, Revenue Bonds (Tampa International Airport)	5.00	10/1/2034	2,110,000	2,295,876

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Florida - 5.2% (continued)
Hillsborough County Aviation Authority, Revenue Bonds (Tampa International Airport) Ser. A	5.00	10/1/2044	3,500,000	3,501,192
Hillsborough County Industrial Development Authority, Revenue Bonds (BayCare Obligated Group) Ser. C	4.13	11/15/2051	5,000,000	4,862,141
Jacksonville, Revenue Bonds, Refunding (Brooks Rehabilitation Project)	4.00	11/1/2045	6,000,000	5,537,296
JEA Electric System, Revenue Bonds, Refunding, Ser. 3A	4.00	10/1/2037	2,850,000	2,884,800
JEA Water & Sewer System, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2039	1,500,000	1,519,208
Miami Beach Stormwater, Revenue Bonds, Refunding	5.00	9/1/2047	4,500,000	4,532,789
Mid-Bay Bridge Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2040	1,500,000	1,512,711
Orange County Health Facilities Authority, Revenue Bonds (Orlando Health Obligated Group) Ser. A	5.00	10/1/2053	2,715,000	2,889,053
Orlando Utilities Commission, Revenue Bonds (Series 2018 Project) Ser. A	5.00	10/1/2038	3,000,000	3,127,542
Palm Beach County Health Facilities Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2045	11,500,000	11,783,391
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	4.00	8/15/2049	12,215,000	11,335,849
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2039	1,000,000	1,042,134
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2038	1,200,000	1,256,827
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2037	1,000,000	1,052,583
Polk County Utility System, Revenue Bonds, Refunding	4.00	10/1/2043	2,700,000	2,736,148
St. Johns County School Board, COP, Ser. A	5.50	7/1/2049	3,250,000	3,665,384
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2035	5,875,000	6,014,796
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2034	5,650,000	5,801,454
Tampa, Revenue Bonds (BayCare Obligated Group) Ser. A	5.00	11/15/2046	1,000,000	1,014,110
				103,126,184
Georgia - 2.6%
Atlanta Water & Wastewater, Revenue Bonds, Refunding	5.00	11/1/2041	1,100,000	1,150,546
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2036	1,000,000	1,036,253
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	5.00	1/1/2039	1,000,000	1,047,577
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	5.00	1/1/2038	1,100,000	1,157,326

Statement of Investments (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Georgia - 2.6% (continued)
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2055	5,000,000		5,295,286
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	3,000,000		3,155,686
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	2,865,000		3,023,456
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	6/1/2030	5,000,000	[a]	5,317,392
Main Street Natural Gas, Revenue Bonds, Ser. B	5.00	6/1/2029	2,000,000	[a]	2,107,011
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	9/1/2026	17,000,000	[a]	17,118,837
Main Street Natural Gas, Revenue Bonds, Ser. C	5.00	9/1/2030	4,250,000	[a]	4,549,170
Main Street Natural Gas, Revenue Bonds, Ser. D	5.00	12/1/2030	3,000,000	[a]	3,187,433
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2040	1,750,000		1,772,758
The Burke County Development Authority, Revenue Bonds, Refunding (Oglethorpe Power Corp.) Ser. A	1.50	2/3/2025	2,000,000	[a]	1,970,754
				51,889,485
Hawaii - .3%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2043	5,000,000		5,135,005
Honolulu County, GO, Ser. C	4.00	7/1/2039	1,000,000		1,015,649
				6,150,654
Idaho - .4%
Power County Industrial Development Corp., Revenue Bonds (FMC Corp. Project)	6.45	8/1/2032	7,625,000		7,649,794
Illinois - 6.5%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2035	1,000,000		1,053,518
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2029	2,000,000		2,131,974
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2034	1,000,000		1,055,884
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	3,000,000		3,175,996
Chicago Board of Education, GO, Ser. A	6.00	12/1/2049	5,000,000		5,545,570
Chicago Board of Education, Revenue Bonds	5.00	4/1/2042	4,000,000		4,107,819
Chicago II, GO, Ser. A	5.00	1/1/2045	6,300,000		6,629,111
Chicago II Wastewater Transmission, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	1/1/2043	2,000,000		2,228,410
Chicago II Wastewater Transmission, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	1/1/2040	1,000,000		1,125,917
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2036	4,000,000		4,369,382
Chicago O'Hare International Airport, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D	5.00	1/1/2039	6,530,000		7,213,351

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Illinois - 6.5% (continued)
Chicago O'Hare International Airport, Revenue Bonds, Ser. A	5.50	1/1/2055	2,000,000	2,148,962
Chicago Park District, GO, Refunding, Ser. A	5.00	1/1/2045	4,000,000	4,257,066
Chicago Park District, GO, Refunding, Ser. A	5.25	1/1/2046	2,500,000	2,716,779
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2037	1,350,000	1,486,222
Chicago Transit Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2055	2,500,000	2,578,491
Cook County II, Revenue Bonds, Refunding	5.00	11/15/2036	12,000,000	12,573,341
Cook County II, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2040	2,500,000	2,471,973
Cook County II, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2031	1,250,000	1,395,016
Illinois Finance Authority, Revenue Bonds (Sustainable Bond)	4.00	7/1/2038	4,500,000	4,643,214
Illinois Finance Authority, Revenue Bonds (University of Illinois at Urbana)	5.00	10/1/2049	1,250,000	1,285,215
Illinois Finance Authority, Revenue Bonds (University of Illinois At Urbana-Champaign Project)	5.00	10/1/2044	1,100,000	1,138,852
Illinois Finance Authority, Revenue Bonds, Refunding (Advocate Health Care Project)	4.00	11/1/2030	835,000	843,755
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. A	5.00	11/15/2045	4,000,000	4,026,345
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	4.00	4/1/2050	12,740,000	12,422,629
Illinois Housing Development Authority, Revenue Bonds (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	4/1/2051	3,490,000	3,434,078
Illinois Toll Highway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	2,775,000	3,243,350
Illinois Toll Highway Authority, Revenue Bonds, Ser. A	5.00	1/1/2041	4,500,000	4,882,514
Illinois Toll Highway Authority, Revenue Bonds, Ser. B	5.00	1/1/2036	1,500,000	1,530,240
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	4.00	4/1/2036	650,000	656,419
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	4.00	4/1/2035	600,000	607,818
Sales Tax Securitization Corp., Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	4.00	1/1/2040	12,350,000	12,476,844
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	3,015,000	3,024,157
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	3,300,000	3,740,402
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2033	1,500,000	1,710,497
				127,931,111
Indiana - .9%
Ball University, Revenue Bonds, Refunding, Ser. S	4.00	7/1/2035	1,200,000	1,220,978

Statement of Investments (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Indiana - .9% (continued)
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project) Ser. 1	4.00	10/1/2035	1,000,000		1,049,912
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group)	5.00	11/15/2036	3,890,000		3,952,489
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	2,500,000		2,574,991
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	3,765,000		3,889,449
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds	4.13	2/1/2052	2,640,000		2,590,194
Richmond Hospital Authority, Revenue Bonds, Refunding (Reid Hospital & Health Care Services) Ser. A	5.00	1/1/2035	3,400,000		3,407,186
				18,685,199
Iowa - .8%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.00	12/1/2032	5,000,000	[c]	5,815,136
Iowa Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	1/1/2047	5,665,000		5,567,132
Iowa Student Loan Liquidity Corp., Revenue Bonds, Ser. B	5.00	12/1/2032	1,000,000		1,074,403
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. B1	4.00	6/1/2049	335,000		336,164
PEFA, Revenue Bonds (Gas Project)	5.00	9/1/2026	3,000,000	[a]	3,064,884
				15,857,719
Kentucky - 2.0%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Louisville Arena Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2047	1,660,000		1,660,431
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A1	5.25	2/1/2032	15,900,000	[a]	17,445,248
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2032	1,685,000	[a]	1,831,067
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	6/1/2026	7,000,000	[a]	7,036,798
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1	4.00	8/1/2030	9,305,000	[a]	9,356,417
Louisville & Jefferson County Metropolitan Government, Revenue Bonds (Norton Healthcare Obligated Group) Ser. D	5.00	10/1/2029	1,970,000	[a]	2,142,919
				39,472,880
Louisiana - 1.6%
Lafayette Utilities, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	11/1/2044	3,000,000		3,127,291
Louisiana Public Facilities Authority, Revenue Bonds (Calcasieu Bridge Partners)	5.50	9/1/2059	5,000,000		5,403,081
Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Obligated Group) Ser. A	5.00	7/1/2047	8,500,000		8,674,083
New Orleans Aviation Board, Revenue Bonds (General Airport-N Terminal Project) Ser. A	5.00	1/1/2048	3,500,000		3,567,111

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Louisiana - 1.6% (continued)
New Orleans Aviation Board, Revenue Bonds (Parking Facilities Corp.) (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2048	2,375,000		2,449,352
New Orleans Aviation Board, Revenue Bonds, Refunding (Consolidated Rental Car Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2038	1,500,000		1,569,497
New Orleans Aviation Board, Revenue Bonds, Refunding (Consolidated Rental Car Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2037	1,750,000		1,833,933
New Orleans Aviation Board, Revenue Bonds, Ser. A	5.00	1/1/2045	3,250,000		3,255,791
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.20	7/1/2026	2,000,000	[a]	1,953,962
				31,834,101
Maryland - 1.0%
Maryland Economic Development Corp., Revenue Bonds (College Park Leonardtown Project) (Insured; Assured Guaranty Municipal Corp.)	5.25	7/1/2064	1,850,000		1,965,268
Maryland Economic Development Corp., Revenue Bonds (Sustainable Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	9,175,000		9,554,601
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (MedStar Health Inc.)	5.00	8/15/2038	5,000,000		5,028,173
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B2	5.00	7/1/2027	4,000,000	[a]	4,182,982
				20,731,024
Massachusetts - 3.5%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2039	1,000,000		1,008,921
Massachusetts, GO, Ser. A	5.00	4/1/2047	3,250,000		3,341,752
Massachusetts, GO, Ser. C	3.00	3/1/2047	1,350,000		1,111,975
Massachusetts, GO, Ser. C	5.25	10/1/2052	2,000,000		2,203,845
Massachusetts Development Finance Agency, Revenue Bonds (Baystate Medical Center) Ser. N	5.00	7/1/2034	1,475,000		1,476,191
Massachusetts Development Finance Agency, Revenue Bonds (Boston University) Ser. BB1	4.00	10/1/2046	2,000,000		1,967,454
Massachusetts Development Finance Agency, Revenue Bonds (Caregroup) Ser. J1	5.00	7/1/2043	1,295,000		1,334,538
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2041	1,000,000		1,022,836
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2046	2,000,000		2,035,205
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds Inc.)	5.13	11/15/2046	1,500,000	[b]	1,551,053
Massachusetts Development Finance Agency, Revenue Bonds (Seven Hills Foundation & Affiliates Obligated Group) Ser. A	5.00	9/1/2045	1,500,000		1,510,983
Massachusetts Development Finance Agency, Revenue Bonds (Suffolk University Project)	4.00	7/1/2046	500,000		448,714

Statement of Investments (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Massachusetts - 3.5% (continued)
Massachusetts Development Finance Agency, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. C	4.00	11/1/2046	2,265,000		2,241,797
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Beth Israel Lahey Health Obligated Group)	5.00	7/1/2032	500,000		542,449
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston College) Ser. T	5.00	7/1/2042	1,000,000		1,036,762
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center)	4.38	7/1/2052	3,000,000		3,035,166
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center) Ser. E	5.00	7/1/2037	1,000,000		1,020,244
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Caregroup) Ser. H1	5.00	7/1/2033	500,000		505,963
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Caregroup) Ser. I	5.00	7/1/2037	1,500,000		1,535,207
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (College of the Holy Cross) Ser. A	5.00	9/1/2041	800,000		819,644
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Lahey Health System Obligated Group) Ser. F	5.00	8/15/2040	2,000,000		2,020,630
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Inc.)	5.00	10/1/2047	1,000,000	[b]	1,012,179
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Inc.)	5.00	10/1/2057	1,500,000	[b]	1,510,136
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Orchard Cove Inc.)	5.00	10/1/2049	700,000		710,537
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Salem Community Corp.)	5.25	1/1/2050	1,000,000		958,065
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital Obligated Group) Ser. I	5.00	7/1/2041	1,000,000		1,008,415
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University Project)	5.00	7/1/2036	450,000		467,271
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2035	1,000,000		1,025,412
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2036	755,000		772,643
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University) Ser. A	4.00	7/1/2045	1,250,000		1,132,879
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (The Broad Institute)	5.00	4/1/2037	1,000,000		1,046,308
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Trustees of Boston University)	4.00	10/1/2046	1,990,000		1,965,911

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Massachusetts - 3.5% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group)	5.00	7/1/2031	1,000,000	1,034,931
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group)	5.00	7/1/2046	1,000,000	1,009,486
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2040	1,000,000	1,024,423
Massachusetts Educational Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2029	1,450,000	1,533,869
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. 220	3.00	12/1/2050	1,475,000	1,452,432
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 218	3.00	12/1/2050	970,000	955,635
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. B	4.50	6/1/2056	2,500,000	2,481,842
Massachusetts Municipal Wholesale Electric Co., Revenue Bonds (Project 2015-A) Ser. A	4.00	7/1/2051	1,000,000	972,156
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2042	1,000,000	1,020,746
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2046	2,500,000	2,338,546
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2040	1,215,000	1,298,548
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2044	2,000,000	2,078,336
Massachusetts Port Authority, Revenue Bonds, Ser. E	5.00	7/1/2040	1,000,000	1,068,763
Massachusetts Transportation Fund, Revenue Bonds	5.00	6/1/2049	1,265,000	1,335,171
Massachusetts Transportation Fund, Revenue Bonds (Sustainable Bond)	5.00	6/1/2050	1,000,000	1,074,850
Massachusetts Transportation Fund, Revenue Bonds, Ser. A	5.00	6/1/2041	1,500,000	1,534,566
University of Massachusetts Building Authority, Revenue Bonds, Ser. 1	4.00	11/1/2046	2,355,000	2,332,678
University of Massachusetts Building Authority, Revenue Bonds, Ser. 1	5.00	11/1/2050	1,220,000	1,289,328
				69,217,391
Michigan - 4.7%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2041	2,250,000	2,465,427
Great Lakes Water Authority, Revenue Bonds, Ser. B	5.00	7/1/2046	19,995,000	20,340,460
Great Lakes Water Authority, Revenue Bonds, Ser. B	5.25	7/1/2053	2,250,000	2,486,670
Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Ser. C	5.25	7/1/2053	1,250,000	1,376,346
Karegnondi Water Authority, Revenue Bonds, Refunding	5.00	11/1/2045	4,690,000	4,805,689
Karegnondi Water Authority, Revenue Bonds, Refunding	5.00	11/1/2041	2,620,000	2,694,576

Statement of Investments (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Michigan - 4.7% (continued)
Lansing Board of Water & Light, Revenue Bonds, Ser. B	2.00	7/1/2026	5,500,000	[a] 5,326,571
Michigan Building Authority, Revenue Bonds, Refunding, Ser. I	5.00	10/15/2045	2,000,000	2,020,521
Michigan Finance Authority, Revenue Bonds (McLaren Health Care)	4.00	2/15/2050	4,970,000	4,716,231
Michigan Finance Authority, Revenue Bonds (Sustainable Bond) (Henry Ford)	4.38	2/28/2054	2,000,000	1,992,309
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont-Spectrum)	5.00	4/15/2038	7,135,000	7,880,367
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Group) Ser. A	5.00	12/1/2042	2,000,000	2,060,427
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. D1	5.00	7/1/2035	1,190,000	1,204,468
Michigan Housing Development Authority, Revenue Bonds, Ser. A	3.50	12/1/2050	870,000	867,842
Michigan Strategic Fund, Revenue Bonds (AMT-I-75 Improvement Project)	5.00	12/31/2043	6,800,000	6,967,691
Michigan Trunk Line, Revenue Bonds (State Trunk Line Fund Bond)	4.00	11/15/2046	14,460,000	14,133,999
Pontiac School District, GO (Insured; Qualified School Board Loan Fund)	4.00	5/1/2045	2,440,000	2,401,922
Wayne County Airport Authority, Revenue Bonds (Detroit Metropolitan Wayne County Airport)	5.00	12/1/2038	5,000,000	5,303,337
Wayne County Airport Authority, Revenue Bonds, Ser. D	5.00	12/1/2045	4,000,000	4,040,058
				93,084,911
Minnesota - .9%
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Ser. A	4.00	1/1/2054	12,000,000	11,532,162
Minnesota Agricultural & Economic Development Board, Revenue Bonds (HealthPartners Obligated Group)	5.25	1/1/2054	4,500,000	4,919,366
Minnesota Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. E	3.50	7/1/2050	1,820,000	1,813,765
				18,265,293
Mississippi - .1%
Mississippi Home Corp., Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. A	3.75	6/1/2049	2,465,000	2,467,679
Missouri - .5%
St. Louis County Industrial Development Authority, Revenue Bonds, Refunding (Friendship Village St. Louis Obligated Group)	5.00	9/1/2048	2,250,000	2,209,886
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (CoxHealth Obligated Group) Ser. A	5.00	11/15/2030	5,725,000	5,807,409
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Lukes Health System Obligated Group) Ser. A	5.00	11/15/2043	1,000,000	1,032,373
				9,049,668

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Nebraska - .8%
Omaha Public Power District, Revenue Bonds, Ser. A	5.25	2/1/2052	4,000,000	4,367,091
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2041	3,050,000	3,127,838
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2038	3,655,000	3,763,980
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2037	5,050,000	5,210,558
				16,469,467
Nevada - .8%
Clark County, GO, Ser. A	5.00	6/1/2043	2,500,000	2,619,938
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	6/15/2037	1,700,000	1,738,746
Clark County School District, GO, Ser. A	5.00	6/15/2039	5,000,000	5,547,880
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project)	5.00	6/1/2048	3,000,000	3,101,560
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project) Ser. C	0.00	7/1/2058	15,000,000	[b,d] 2,147,964
				15,156,088
New Hampshire - .3%
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	4.50	6/1/2053	1,550,000	1,559,523
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	5.00	12/1/2038	665,000	740,618
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	5.25	12/1/2039	790,000	886,034
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Covanta Project) Ser. B	4.63	11/1/2042	2,000,000	[b] 1,908,753
				5,094,928
New Jersey - 3.8%
New Jersey Economic Development Authority, Revenue Bonds (Continental Airlines Project)	5.25	9/15/2029	8,450,000	8,458,039
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (RWJ Barnabas Health Obligated Group)	4.00	7/1/2051	7,500,000	7,364,424
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2032	1,200,000	1,302,481
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2029	2,000,000	2,139,617
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.50	6/15/2050	5,620,000	6,204,001
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	4.25	6/15/2044	2,000,000	2,018,368
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.00	6/15/2044	3,000,000	3,110,436
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.25	6/15/2050	4,500,000	4,927,919

Statement of Investments (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
New Jersey - 3.8% (continued)
New Jersey Turnpike Authority, Revenue Bonds, Ser. B	4.13	1/1/2054	1,900,000		1,883,358
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	24,145,000		24,739,013
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2037	5,000,000		5,228,601
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	5,000,000		5,235,751
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	1,860,000		1,928,199
				74,540,207
New Mexico - .3%
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. E	4.60	9/1/2049	5,000,000		5,009,502
New York - 8.8%
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C1	5.00	11/15/2050	5,000,000		5,221,144
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2030	300,000		311,906
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	5,000,000		5,006,793
New York City, GO, Refunding, Ser. F1	5.00	8/1/2038	1,000,000		1,134,840
New York City, GO, Ser. C	4.00	8/1/2040	1,500,000		1,511,402
New York City, GO, Ser. C	4.00	8/1/2041	1,000,000		1,002,503
New York City, GO, Ser. D1	4.00	3/1/2050	7,210,000		7,048,190
New York City, GO, Ser. D1	4.00	3/1/2041	5,220,000		5,232,367
New York City, GO, Ser. F1	4.00	3/1/2047	1,400,000		1,373,904
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Federal Housing Administration) Ser. F2	0.60	7/1/2025	980,000	[a]	957,211
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	1/1/2032	1,000,000		1,044,326
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. DD	4.13	6/15/2047	1,840,000		1,830,417
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. CC1	4.25	6/15/2054	5,865,000		5,915,631
New York City Transitional Finance Authority, Revenue Bonds	4.00	5/1/2036	6,780,000		7,042,213
New York City Transitional Finance Authority, Revenue Bonds, Ser. D	4.00	11/1/2035	5,000,000		5,219,048
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	11,500,000	[b]	11,509,627
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	3,500,000		4,092,289
New York State Dormitory Authority, Revenue Bonds (New York University) (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	7/1/2027	2,150,000		2,261,336

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
New York - 8.8% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2028	10,000	[c]	10,936
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E	4.00	3/15/2040	4,995,000		5,051,822
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E	4.00	3/15/2032	5,000	[c]	5,465
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2045	8,000,000		7,950,705
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. A1	4.00	3/15/2036	3,380,000		3,504,595
New York State Urban Development Corp., Revenue Bonds (State of New York Personal Income Tax) Ser. A	4.00	3/15/2039	1,480,000		1,503,981
New York State Urban Development Corp., Revenue Bonds, Refunding (State of New York Personal Income Tax)	4.00	3/15/2042	5,510,000		5,529,202
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	1/1/2036	7,035,000		6,965,152
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.38	10/1/2045	7,125,000		6,863,304
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2032	2,810,000		2,904,200
New York Transportation Development Corp., Revenue Bonds (JFK International Airport Terminal)	5.00	12/1/2036	2,455,000		2,640,641
New York Transportation Development Corp., Revenue Bonds (JFK International Airport Terminal)	5.00	12/1/2040	3,000,000		3,168,929
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	6,500,000		6,499,746
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal) (Insured; Assured Guaranty Municipal Corp.)	5.00	6/30/2049	2,500,000		2,605,007
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal) (Insured; Assured Guaranty Municipal Corp.)	5.00	6/30/2054	11,755,000		12,262,835
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal)	5.00	12/1/2035	1,750,000		1,894,296
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 236	5.00	1/15/2052	3,000,000		3,151,724
Triborough Bridge & Tunnel Authority, Revenue Bonds (MTA Bridges & Tunnels) Ser. A	5.00	11/15/2049	2,000,000		2,124,234
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C2	5.00	11/15/2042	8,500,000		8,850,496
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C	5.25	5/15/2052	5,000,000		5,450,164
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	4.13	5/15/2064	4,000,000		3,909,516

Statement of Investments (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
New York - 8.8% (continued)
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	5.25	5/15/2059	5,000,000	5,522,209
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C3	3.00	5/15/2051	10,000,000	7,848,888
				173,933,194
North Carolina - .8%
Charlotte Airport, Revenue Bonds, Ser. A	5.00	7/1/2042	3,000,000	3,110,844
Greater Asheville Regional Airport Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2029	1,160,000	1,245,672
North Carolina Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. 45	3.00	7/1/2051	4,140,000	4,073,780
North Carolina Medical Care Commission, Revenue Bonds (Twin Lakes Community) Ser. A	5.00	1/1/2049	3,000,000	3,037,022
North Carolina Medical Care Commission, Revenue Bonds (Twin Lakes Community) Ser. A	5.00	1/1/2044	2,000,000	2,038,804
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2039	2,000,000	2,059,391
				15,565,513
North Dakota - .2%
North Dakota Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. C	5.00	7/1/2042	1,500,000	1,619,589
University of North Dakota, COP (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	6/1/2051	2,500,000	2,400,271
				4,019,860
Ohio - 1.5%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2048	16,000,000	14,599,347
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.25	2/15/2047	4,500,000	4,586,974
Hamilton County Sewer System, Revenue Bonds (The Metropolitan Sewer District of Greater Cincinati) Ser. A	5.00	12/1/2053	3,750,000	4,089,906
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2037	1,315,000	1,396,688
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2036	1,045,000	1,115,023
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.75	9/1/2050	3,385,000	3,397,400
				29,185,338
Oklahoma - .5%
Oklahoma Water Resources Board, Revenue Bonds, Ser. B	4.00	10/1/2048	8,015,000	7,944,510
The Oklahoma University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	4.13	7/1/2054	2,500,000	2,502,586
				10,447,096
Oregon - 1.1%
Medford Hospital Facilities Authority, Revenue Bonds, Refunding (Asante Project) Ser. A	5.00	8/15/2045	3,500,000	3,663,022

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Oregon - 1.1% (continued)
Port of Portland, Revenue Bonds, Refunding (Sustainable Bond) Ser. 29	5.50	7/1/2053	11,750,000		12,817,730
Portland Sewer System, Revenue Bonds, Ser. A	3.00	3/1/2036	5,040,000		4,735,163
				21,215,915
Pennsylvania - 10.5%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	7/15/2035	2,000,000		2,037,701
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)	5.00	5/1/2033	500,000	[b]	512,380
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)	5.00	5/1/2042	1,000,000	[b]	1,003,342
Allentown School District, GO (Insured; Build America Mutual) Ser. C	5.00	2/1/2037	1,600,000		1,685,095
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Highlands at Wyomissing Obligated Group)	5.00	5/15/2047	600,000		601,306
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Highlands at Wyomissing Obligated Group)	5.00	5/15/2042	500,000		503,349
Chester County Health & Education Facilities Authority, Revenue Bonds (Main Line Health System Obligated Group) Ser. A	4.00	9/1/2050	7,300,000		6,803,942
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2032	1,845,000		2,010,751
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2034	1,000,000		1,063,869
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2032	3,500,000		3,734,090
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement)	5.00	6/1/2035	3,500,000		3,714,941
Cumberland County Municipal Authority, Revenue Bonds, Refunding (Diakon Lutheran Social Ministries Obligated Group)	5.00	1/1/2038	495,000		495,624
Cumberland County Municipal Authority, Revenue Bonds, Refunding (Diakon Lutheran Social Ministries Obligated Group)	5.00	1/1/2025	100,000	[c]	100,623
Delaware County Authority, Revenue Bonds (Villanova University)	5.00	8/1/2040	1,000,000		1,014,105
Dover Area School District, GO (Insured; Build America Mutual)	5.00	4/1/2035	1,000,000		1,059,571
East Hempfield Township Industrial Development Authority, Revenue Bonds, Refunding (Willow Valley Communities Project)	5.00	12/1/2039	600,000		607,356
Franklin County Industrial Development Authority, Revenue Bonds (Menno-Haven Project)	5.00	12/1/2049	500,000		469,949
Franklin County Industrial Development Authority, Revenue Bonds, Refunding (Menno-Haven Project)	5.00	12/1/2048	1,000,000		944,905
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	4/1/2030	1,000,000	[a]	1,094,660

Statement of Investments (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Pennsylvania - 10.5% (continued)
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group) Ser. A	5.00	6/1/2041	2,500,000		2,504,317
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Brethren Village Project)	5.13	7/1/2037	1,000,000		1,005,019
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Masonic Villages of the Grand Lodge of Pennsylvania)	5.00	11/1/2035	1,000,000		1,008,560
Lancaster County Hospital Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2046	9,185,000		9,324,728
Lancaster County Hospital Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2042	7,040,000		7,195,938
Lehigh County General Purpose Authority, Revenue Bonds (Lehigh Valley Academy Regional Charter School)	4.00	6/1/2052	1,000,000		873,274
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)	2.45	12/3/2029	4,250,000	[a]	3,873,978
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Philadelphia Presbytery Homes Project)	5.00	12/1/2047	1,000,000		1,003,486
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,000,000		1,009,227
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	8,200,000		8,401,860
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (Meadowood Senior Living Project) Ser. A	5.00	12/1/2048	1,000,000		1,001,109
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (Waverly Heights Project)	5.00	12/1/2049	500,000		506,391
Pennsylvania, GO	4.00	3/1/2037	1,525,000		1,554,062
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Sustainable Bond) (Covanta Project)	3.25	8/1/2039	850,000	[b]	698,071
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/31/2057	8,000,000		8,340,247
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Presbyterian Homes Obligated Group)	4.00	7/1/2033	1,750,000		1,781,475
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group)	4.00	3/15/2034	1,000,000		1,004,151
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	10/15/2041	275,000		271,700
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	5.00	10/15/2036	1,250,000		1,377,643

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Pennsylvania - 10.5% (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2041	1,000,000	1,013,298
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2035	1,750,000	1,776,090
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group) Ser. A	5.00	9/1/2045	1,500,000	1,505,289
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group) Ser. A	5.00	9/1/2030	1,000,000	1,007,905
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences in Philadelphia)	5.00	11/1/2031	1,000,000	1,007,511
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2042	4,090,000	4,109,435
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.25	12/1/2052	1,000,000	1,087,988
Pennsylvania Turnpike Commission Oil Franchise, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2046	9,250,000	9,957,372
Pennsylvania Turnpike Commission Oil Franchise, Revenue Bonds, Ser. B	5.25	12/1/2048	21,855,000	22,919,505
Philadelphia, GO, Ser. A	4.00	5/1/2042	1,400,000	1,372,930
Philadelphia Airport, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2047	5,040,000	5,168,064
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2047	1,500,000	1,518,104
Philadelphia Authority for Industrial Development, Revenue Bonds (Rebuild Project)	5.00	5/1/2043	6,835,000	7,563,390
Philadelphia Authority for Industrial Development, Revenue Bonds (Rebuild Project)	5.00	5/1/2044	5,925,000	6,535,510
Philadelphia Gas Works Co., Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	8/1/2045	2,500,000	2,479,414
Philadelphia Industrial Development Authority, Revenue Bonds (Housing-University Square Apartments Project)	5.00	12/1/2037	1,205,000	1,231,918
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph's University)	4.00	11/1/2045	1,000,000	951,567
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (Thomas Jefferson University) Ser. A	5.00	9/1/2047	1,000,000	1,011,481
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding, Ser. 2015	5.00	4/1/2045	1,500,000	1,508,169
Philadelphia Water & Wastewater, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.50	9/1/2048	9,000,000	9,190,307
Philadelphia Water & Wastewater, Revenue Bonds, Ser. C	5.50	6/1/2052	2,000,000	2,230,916

Statement of Investments (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Pennsylvania - 10.5% (continued)
Pittsburgh & Allegheny County Sports & Exhibition Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	2/1/2035	1,000,000		1,110,473
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured: Assured Guaranty Municipal Corp.) Ser. B	4.00	9/1/2034	1,305,000		1,339,154
Quaker Valley School District, GO, Refunding (Insured; State Aid Withholding)	5.00	10/1/2035	350,000		391,531
Southcentral Pennsylvania General Authority, Revenue Bonds, Refunding (WellSpan Health Obligated Group)	5.00	6/1/2044	1,000,000		1,035,154
State Public School Building Authority, Revenue Bonds, Refunding (Harrisburg School District) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2032	1,525,000		1,577,284
The Canonsburg-Houston Joint Authority, Revenue Bonds, Ser. A	5.00	12/1/2040	2,000,000		2,045,605
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2037	1,000,000		1,022,295
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2036	1,000,000		1,025,318
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2044	15,000,000		15,723,934
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2038	1,000,000		1,050,468
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. B	5.00	9/1/2043	6,280,000		6,479,976
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2038	995,000		1,017,701
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2035	3,500,000		3,600,883
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2026	10,000	[c]	10,471
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2026	5,000	[c]	5,236
Westmoreland County Municipal Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	8/15/2042	1,000,000		1,014,804
Wilkes-Barre Finance Authority, Revenue Bonds, Refunding (University of Scranton) Ser. A	5.00	11/1/2034	1,000,000		1,017,842
				206,807,087
Rhode Island - .1%
Rhode Island Health & Educational Building Corp., Revenue Bonds (Lifespan Obligated Group)	5.25	5/15/2054	1,500,000		1,609,115
South Carolina - 2.2%
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. B	4.00	1/1/2034	3,180,000		3,260,239
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2047	5,500,000		5,618,590
South Carolina Ports Authority, Revenue Bonds	5.00	7/1/2038	1,600,000		1,667,212
South Carolina Ports Authority, Revenue Bonds	5.00	7/1/2037	2,965,000		3,096,996

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
South Carolina - 2.2% (continued)
South Carolina Ports Authority, Revenue Bonds, Ser. A	5.00	7/1/2044	10,380,000	10,823,518
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	10,500,000	9,767,920
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. B	5.25	12/1/2054	6,000,000	6,502,538
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2042	3,000,000	2,949,499
				43,686,512
South Dakota - .3%
South Dakota Health & Educational Facilities Authority, Revenue Bonds, Refunding (Sanford Obligated Group)	5.00	11/1/2035	3,000,000	3,054,973
South Dakota Housing Development Authority, Revenue Bonds, Refunding, Ser. A	3.75	11/1/2050	2,215,000	2,217,336
				5,272,309
Tennessee - 1.0%
Knox County Health Educational & Housing Facility Board, Revenue Bonds (University of Tennessee Project) (Insured; Build America Mutual) Ser. B1	5.13	7/1/2054	2,000,000	2,119,561
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds (Belmont University)	5.25	5/1/2053	7,000,000	7,583,043
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds, Refunding (Lipscomb University Project)	5.00	10/1/2037	1,000,000	1,034,256
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds, Refunding (Lipscomb University Project)	5.00	10/1/2036	1,000,000	1,036,644
Tennergy Corp., Revenue Bonds, Ser. A	4.00	9/1/2028	5,000,000	[a] 5,039,830
Tennessee Housing Development Agency, Revenue Bonds, Refunding, Ser. 3A	3.50	7/1/2050	1,575,000	1,569,631
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.50	7/1/2052	1,500,000	1,627,403
				20,010,368
Texas - 7.5%
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. E	5.00	1/1/2045	3,000,000	3,148,299
Central Texas Turnpike System, Revenue Bonds, Refunding (Second Tier) Ser. C	5.00	8/15/2042	5,000,000	5,457,694
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guaranteed) Ser. T	4.00	8/15/2050	2,500,000	2,404,953
Corpus Christi Utility System, Revenue Bonds	5.00	7/15/2040	4,000,000	4,045,238
Corpus Christi Utility System, Revenue Bonds, Refunding, Ser. A	4.00	7/15/2036	1,500,000	1,541,536
Corpus Christi Utility System, Revenue Bonds, Refunding, Ser. A	4.00	7/15/2037	1,250,000	1,280,440
Dallas Area Rapid Transit, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2051	3,550,000	3,408,264

Statement of Investments (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Texas - 7.5% (continued)
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. A	4.00	11/1/2035	2,000,000		2,066,125
Garland Electric Utility System, Revenue Bonds, Refunding	5.00	3/1/2044	5,500,000		5,757,203
Garland Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	2/15/2042	2,815,000		3,116,775
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	5,000,000		4,776,397
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	7/1/2053	3,010,000		3,199,013
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.25	7/1/2053	4,000,000		4,004,583
Houston Airport System, Revenue Bonds, Refunding, Ser. D	5.00	7/1/2039	4,000,000		4,190,308
Lamar Consolidated Independent School District, GO	4.00	2/15/2053	4,540,000		4,343,620
Love Field Airport Modernization Corp., Revenue Bonds (Southwest Airlines Co. Project)	5.00	11/1/2028	2,945,000		2,945,599
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.)	5.00	5/15/2046	7,500,000		8,017,627
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) Ser. A	4.00	5/15/2049	3,000,000		2,766,858
Lubbock Electric Light & Power System, Revenue Bonds	5.00	4/15/2048	5,000,000		5,164,051
Mansfield Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2054	8,500,000		8,140,538
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	5,850,000	[b]	5,858,405
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2039	14,250,000		14,482,952
Plano Independent School District, GO	5.00	2/15/2043	2,990,000		3,297,236
San Antonio Texas Electric & Gas Systems, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2037	1,750,000		1,924,646
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Baylor Scott & White Health Obligated Group) Ser. F	5.00	11/15/2030	2,000,000	[a]	2,206,335
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor Scott & White Health Obligated Group) Ser. A	5.00	11/15/2045	3,000,000		3,037,762
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Trinity Terrace Project)	5.00	10/1/2049	1,800,000		1,902,108
Texas Department of Housing & Community Affairs, Revenue Bonds (Insured; Government National Mortgage Association) Ser. A	3.50	3/1/2051	1,455,000		1,451,023
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B	5.50	1/1/2034	16,285,000	[a]	18,352,920

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Texas - 7.5% (continued)
Texas Public Finance Authority, Revenue Bonds, Refunding	4.00	2/1/2036	2,675,000	2,743,164
University of Texas System Board of Regents, Revenue Bonds, Refunding, Ser. A	4.00	8/15/2049	7,000,000	6,868,008
West Harris County Regional Water Authority, Revenue Bonds, Refunding	4.00	12/15/2049	3,850,000	3,658,083
West Harris County Regional Water Authority, Revenue Bonds, Refunding	4.00	12/15/2045	2,750,000	2,689,519
				148,247,282
U.S. Related - .5%
Children's Trust Fund, Revenue Bonds, Refunding, Ser. A	0.00	5/15/2050	17,000,000	[d] 3,284,638
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	6,954,781	7,481,782
				10,766,420
Utah - .6%
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2037	4,500,000	4,625,073
Salt Lake City Airport, Revenue Bonds, Ser. B	5.00	7/1/2037	1,000,000	1,040,019
Salt Lake City Airport, Revenue Bonds, Ser. B	5.00	7/1/2036	1,350,000	1,405,706
Utah Charter School Finance Authority, Revenue Bonds	5.00	10/15/2048	1,200,000	1,216,685
Utah Charter School Finance Authority, Revenue Bonds	5.00	10/15/2043	1,150,000	1,172,961
Utah Telecommunication Open Infrastructure Agency, Revenue Bonds, Refunding	4.38	6/1/2040	1,500,000	1,543,364
				11,003,808
Virginia - .8%
Danville Industrial Development Authority, Revenue Bonds, Refunding (Danville Regional Medical Center) (Insured; American Municipal Bond Assurance Corp.)	5.25	10/1/2028	395,000	404,140
Fairfax County, Revenue Bonds, Refunding, Ser. B	3.00	7/15/2036	3,585,000	3,427,484
Virginia College Building Authority, Revenue Bonds (21st Century College & Equipment Programs)	4.00	2/1/2036	4,015,000	4,140,506
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (95 Express Lanes)	4.00	1/1/2048	1,500,000	1,381,070
Virginia Small Business Financing Authority, Revenue Bonds, Refunding, Ser. I	5.00	12/31/2052	2,500,000	2,601,033
Williamsburg Economic Development Authority, Revenue Bonds (William & Mary Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	7/1/2048	2,220,000	2,161,604
Winchester Economic Development Authority, Revenue Bonds, Refunding (Valley Health System Obligated Group)	5.00	1/1/2035	1,560,000	1,587,674
				15,703,511
Washington - 3.1%
Energy Northwest, Revenue Bonds, Refunding (Columbia Generating Station)	5.00	7/1/2040	2,750,000	3,026,263
Grant County Public Utility District No. 2, Revenue Bonds, Refunding, Ser. 2017-O	5.00	1/1/2047	3,400,000	3,528,071
Kitsap County School District No. 100, GO (Insured; School Board Guaranty) Ser. C	5.25	12/1/2047	3,000,000	3,359,627

Statement of Investments (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Washington - 3.1% (continued)
Port of Seattle, Revenue Bonds	5.00	4/1/2044	5,000,000		5,134,285
Port of Seattle, Revenue Bonds, Refunding (Intermediate Lien) Ser. B	5.25	7/1/2042	10,000,000		10,911,930
Tacoma Electric System, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	5.00	1/1/2054	1,250,000		1,350,187
Washington, GO, Refunding, Ser. R	4.00	7/1/2036	3,500,000		3,683,974
Washington, GO, Ser. B	5.00	2/1/2048	10,000,000		10,876,575
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2048	5,440,000		5,550,621
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2043	6,560,000		6,727,800
Washington Convention Center Public Facilities District, Revenue Bonds, Ser. B	4.00	7/1/2058	3,400,000		2,997,035
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Providence Health & Services) Ser. A	5.00	10/1/2042	2,500,000		2,500,021
Washington Housing Finance Commission, Revenue Bonds, Refunding (Emerald Heights Project) Ser. A	5.00	7/1/2043	1,000,000		1,056,944
Washington Housing Finance Commission, Revenue Bonds, Refunding (Emerald Heights Project) Ser. A	5.00	7/1/2048	1,250,000		1,302,500
				62,005,833
Wisconsin - 3.2%
Public Finance Authority, Revenue Bonds (Cone Health) Ser. A	5.00	10/1/2052	3,000,000		3,168,184
Public Finance Authority, Revenue Bonds (KU Campus Development Corp. Project)	5.00	3/1/2046	5,000,000		5,112,218
Public Finance Authority, Revenue Bonds (KU Campus Development Corp. Project)	5.00	3/1/2035	7,000,000		7,215,944
Public Finance Authority, Revenue Bonds, Refunding (Duke Energy Progress) Ser. A2	3.70	10/1/2030	8,900,000	[a]	8,958,286
Public Finance Authority, Revenue Bonds, Refunding (Duke Energy Progress) Ser. B	4.00	10/1/2030	5,645,000	[a]	5,773,729
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center Obligated Group) Ser. A	5.00	6/1/2040	10,000,000		10,172,206
Public Finance Authority, Revenue Bonds, Refunding (WakeMed Hospital Obligated Group) Ser. A	5.00	10/1/2044	5,500,000		5,716,340
Public Finance Authority, Revenue Bonds, Ser. 1	5.75	7/1/2062	9,475,674		10,165,320
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Children's Hospital of Wisconsin Obligated Group)	4.00	8/15/2050	4,000,000		3,805,594
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Rogers Memorial Hospital Obligated Group) Ser. A	5.00	7/1/2049	500,000		507,028

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Wisconsin - 3.2% (continued)
Wisconsin Hospitals & Clinics, Revenue Bonds (Sustainable Bond) Ser. A	4.25	4/1/2052	1,500,000	1,472,370
Wisconsin Hospitals & Clinics, Revenue Bonds (Sustainable Bond) Ser. A	5.00	4/1/2049	1,750,000	1,896,536
				63,963,755
Total Long-Term Municipal Investments (cost $1,987,421,750)			1,951,734,372
Total Investments (cost $1,999,179,816)			99.2%	1,961,989,939
Cash and Receivables (Net)			0.8%	16,237,424
Net Assets			100.0%	1,978,227,363

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, these securities were valued at $40,674,354 or 2.06% of net assets.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d Security issued with a zero coupon. Income is recognized through the accretion of discount.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LOC	Letter of Credit
LR	Lease Revenue	NAN	Note Anticipation Notes
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield	OBFR	Overnight Bank Funding Rate
PILOT	Payment in Lieu of Taxes	PRIME	Prime Lending Rate
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RIB	Residual Interest Bonds
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SOFR	Secured Overnight Financing Rate	TAN	Tax Anticipation Notes
TRAN	Tax and Revenue Anticipation Notes	TSFR	Term Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield	U.S. T-BILL	U.S. Treasury Bill
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2024

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	1,999,179,816	1,961,989,939
Cash		1,349,710
Interest receivable		22,532,387
Receivable for shares of Common Stock subscribed		264,056
Receivable for investment securities sold		143,722
Prepaid expenses		63,733
		1,986,343,547
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		909,716
Payable for investment securities purchased		4,844,600
Payable for shares of Common Stock redeemed		2,144,191
Directors’ fees and expenses payable		51,145
Other accrued expenses		166,532
		8,116,184
Net Assets ($)		1,978,227,363
Composition of Net Assets ($):
Paid-in capital		2,064,921,992
Total distributable earnings (loss)		(86,694,629)
Net Assets ($)		1,978,227,363

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	427,186,799	4,418,618	341,204,999	110,528,119	1,094,888,828
Shares Outstanding	31,764,636	328,544	25,362,364	8,216,612	81,329,699
Net Asset Value Per Share ($)	13.45	13.45	13.45	13.45	13.46

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended August 31, 2024

Investment Income ($):
Interest Income	53,559,448
Expenses:
Management fee—Note 3(a)	5,377,689
Shareholder servicing costs—Note 3(c)	2,188,767
Directors’ fees and expenses—Note 3(d)	137,172
Registration fees	112,884
Professional fees	101,768
Prospectus and shareholders’ reports	52,954
Distribution fees—Note 3(b)	39,844
Loan commitment fees—Note 2	31,390
Chief Compliance Officer fees—Note 3(c)	20,979
Custodian fees—Note 3(c)	18,768
Miscellaneous	50,947
Total Expenses	8,133,162
Less—reduction in expenses due to undertaking—Note 3(a)	(1,383)
Less—reduction in fees due to earnings credits—Note 3(c)	(77,602)
Net Expenses	8,054,177
Net Investment Income	45,505,271
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(6,630,460)
Net change in unrealized appreciation (depreciation) on investments	44,699,113
Net Realized and Unrealized Gain (Loss) on Investments	38,068,653
Net Increase in Net Assets Resulting from Operations	83,573,924

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2024	2023
Operations ($):
Net investment income	45,505,271	29,485,759
Net realized gain (loss) on investments	(6,630,460)	(16,247,487)
Net change in unrealized appreciation (depreciation) on investments	44,699,113	(3,290,652)
Net Increase (Decrease) in Net Assets Resulting from Operations	83,573,924	9,947,620
Distributions ($):
Distributions to shareholders:
Class A	(12,056,507)	(10,299,705)
Class C	(107,228)	(116,201)
Class I	(11,684,804)	(13,431,474)
Class Y	(1,841,886)	(360)
Class Z	(19,527,294)	(5,637,046)
Total Distributions	(45,217,719)	(29,484,786)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	31,823,364	35,201,767
Class C	721,267	972,594
Class I	128,577,246	222,243,440
Class Y	120,529,040	-
Class Z	10,673,629	2,337,082
Net assets received in connection with reorganization—Note 1	910,413,858	334,660,037
Distributions reinvested:
Class A	10,526,570	8,903,102
Class C	94,212	97,340
Class I	10,805,526	12,646,824
Class Y	1,841,886	130
Class Z	15,690,633	4,372,025
Cost of shares redeemed:
Class A	(73,435,830)	(82,878,050)
Class C	(2,654,219)	(3,457,892)
Class I	(264,766,630)	(296,116,606)
Class Y	(12,523,961)	(19,706)
Class Z	(97,895,094)	(28,237,478)
Increase (Decrease) in Net Assets from Capital Stock Transactions	790,421,497	210,724,609
Total Increase (Decrease) in Net Assets	828,777,702	191,187,443
Net Assets ($):
Beginning of Period	1,149,449,661	958,262,218
End of Period	1,978,227,363	1,149,449,661

	Year Ended August 31,
	2024	2023
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	2,419,374	2,708,689
Shares issued in connection with reorganization—Note 1	-	12,458,568
Shares issued for distributions reinvested	798,827	682,406
Shares redeemed	(5,598,203)	(6,339,930)
Net Increase (Decrease) in Shares Outstanding	(2,380,002)	9,509,733
Class Cb
Shares sold	54,303	74,957
Shares issued in connection with reorganization—Note 1	-	71,619
Shares issued for distributions reinvested	7,160	7,475
Shares redeemed	(202,608)	(265,733)
Net Increase (Decrease) in Shares Outstanding	(141,145)	(111,682)
Class Ia
Shares sold	9,734,212	17,028,202
Shares issued in connection with reorganization—Note 1	-	1,483,868
Shares issued for distributions reinvested	821,176	970,333
Shares redeemed	(20,048,901)	(22,763,956)
Net Increase (Decrease) in Shares Outstanding	(9,493,513)	(3,281,553)
Class Y
Shares sold	9,015,279	-
Shares issued in connection with reorganization—Note 1	-	710
Shares issued for distributions reinvested	139,555	10
Shares redeemed	(939,005)	(1,518)
Net Increase (Decrease) in Shares Outstanding	8,215,829	(798)
Class Z
Shares sold	857,526	178,356
Shares issued in connection with reorganization—Note 1	67,685,113	11,080,968
Shares issued for distributions reinvested	1,181,748	334,458
Shares redeemed	(7,360,337)	(2,156,847)
Net Increase (Decrease) in Shares Outstanding	62,364,050	9,436,935

[a]

During the period ended August 31, 2024, 12,760 Class A shares representing $170,425 were exchanged for 12,757 Class I shares and during the period ended August 31, 2023, 2,511 Class A shares representing $33,199 were exchanged for 2,509 Class I shares.

[b]

During the period ended August 31, 2024, 328 Class C shares representing $4,331 were automatically converted to 328 Class A shares and during the period ended August 31, 2023, 673 Class C shares representing $8,995 were automatically converted to 673 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

		Year Ended August 31,
Class A Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	12.99	13.14	14.82	14.60	14.62
Investment Operations:
Net investment income[a]	.37	.33	.28	.29	.33
Net realized and unrealized gain (loss) on investments	.46	(.15)	(1.65)	.22	.01
Total from Investment Operations	.83	.18	(1.37)	.51	.34
Distributions:
Dividends from net investment income	(.37)	(.33)	(.28)	(.29)	(.33)
Dividends from net realized gain on investments	-	-	(.03)	-	(.03)
Total Distributions	(.37)	(.33)	(.31)	(.29)	(.36)
Net asset value, end of period	13.45	12.99	13.14	14.82	14.60
Total Return (%)[b]	6.40	1.49	(9.39)	3.49	2.40
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.68	.78	.93	.92	.93
Ratio of net expenses to average net assets	.67	.70	.70	.70	.70
Ratio of net investment income to average net assets	2.82	2.56	1.98	1.94	2.31
Portfolio Turnover Rate	16.51	17.22	14.94	5.65	20.01
Net Assets, end of period ($ x 1,000)	427,187	443,675	323,799	406,057	405,247

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

	Year Ended August 31,
Class C Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	13.00	13.15	14.82	14.60	14.62
Investment Operations:
Net investment income[a]	.27	.23	.17	.18	.23
Net realized and unrealized gain (loss) on investments	.45	(.15)	(1.64)	.22	.01
Total from Investment Operations	.72	.08	(1.47)	.40	.24
Distributions:
Dividends from net investment income	(.27)	(.23)	(.17)	(.18)	(.23)
Dividends from net realized gain on investments	-	-	(.03)	-	(.03)
Total Distributions	(.27)	(.23)	(.20)	(.18)	(.26)
Net asset value, end of period	13.45	13.00	13.15	14.82	14.60
Total Return (%)[b]	5.57	.64	(10.00)	2.72	1.63
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.48	1.56	1.70	1.69	1.70
Ratio of net expenses to average net assets	1.44	1.45	1.45	1.45	1.45
Ratio of net investment income to average net assets	2.03	1.79	1.22	1.20	1.57
Portfolio Turnover Rate	16.51	17.22	14.94	5.65	20.01
Net Assets, end of period ($ x 1,000)	4,419	6,104	7,643	11,657	13,753

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

		Year Ended August 31,
Class I Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	13.00	13.15	14.82	14.61	14.63
Investment Operations:
Net investment income[a]	.40	.36	.31	.32	.37
Net realized and unrealized gain (loss) on investments	.45	(.15)	(1.64)	.21	.01
Total from Investment Operations	.85	.21	(1.33)	.53	.38
Distributions:
Dividends from net investment income	(.40)	(.36)	(.31)	(.32)	(.37)
Dividends from net realized gain on investments	-	-	(.03)	-	(.03)
Total Distributions	(.40)	(.36)	(.34)	(.32)	(.40)
Net asset value, end of period	13.45	13.00	13.15	14.82	14.61
Total Return (%)	6.66	1.66	(9.09)	3.68	2.65
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.43	.53	.68	.67	.68
Ratio of net expenses to average net assets	.42	.45	.45	.45	.45
Ratio of net investment income to average net assets	3.06	2.79	2.20	2.19	2.55
Portfolio Turnover Rate	16.51	17.22	14.94	5.65	20.01
Net Assets, end of period ($ x 1,000)	341,205	453,066	501,481	797,982	647,477

a Based on average shares outstanding.

See notes to financial statements.

	Year Ended August 31,
Class Y Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	12.99	13.15	14.82	14.61	14.63
Investment Operations:
Net investment income[a]	.41	.37	.31	.32	.39
Net realized and unrealized gain (loss) on investments	.46	(.16)	(1.64)	.22	.00[b]
Total from Investment Operations	.87	.21	(1.33)	.54	.39
Distributions:
Dividends from net investment income	(.41)	(.37)	(.31)	(.33)	(.38)
Dividends from net realized gain on investments	-	-	(.03)	-	(.03)
Total Distributions	(.41)	(.37)	(.34)	(.33)	(.41)
Net asset value, end of period	13.45	12.99	13.15	14.82	14.61
Total Return (%)	6.69	1.68	(9.08)	3.70	2.72
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.41	.51	.65	.85	.95
Ratio of net expenses to average net assets	.41	.45	.45	.45	.45
Ratio of net investment income to average net assets	3.08	2.78	2.24	2.20	2.55
Portfolio Turnover Rate	16.51	17.22	14.94	5.65	20.01
Net Assets, end of period ($ x 1,000)	110,528	10	21	23	22

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

		Year Ended August 31,
Class Z Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	13.00	13.15	14.83	14.61	14.63
Investment Operations:
Net investment income[a]	.40	.36	.31	.32	.37
Net realized and unrealized gain (loss) on investments	.45	(.15)	(1.65)	.22	.01
Total from Investment Operations	.85	.21	(1.34)	.54	.38
Distributions:
Dividends from net investment income	(.39)	(.36)	(.31)	(.32)	(.37)
Dividends from net realized gain on investments	-	-	(.03)	-	(.03)
Total Distributions	(.39)	(.36)	(.34)	(.32)	(.40)
Net asset value, end of period	13.46	13.00	13.15	14.83	14.61
Total Return (%)	6.65	1.65	(9.18)	3.72	2.63
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.49	.53	.70	.69	.69
Ratio of net expenses to average net assets	.49	.46	.49	.48	.48
Ratio of net investment income to average net assets	3.00	2.80	2.20	2.16	2.54
Portfolio Turnover Rate	16.51	17.22	14.94	5.65	20.01
Net Assets, end of period ($ x 1,000)	1,094,889	246,595	125,318	154,558	157,418

a Based on average shares outstanding.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

BNY Mellon AMT-Free Municipal Bond Fund (the “fund”) is a separate diversified series of BNY Mellon Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.

As of the close of business on March 8, 2024, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Company’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon Municipal Bond Fund, Inc. (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for Class Z shares of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of the Acquired Fund share class received Class Z shares of the fund in an amount equal to the aggregate net asset value of their investment in the fund Class Z shares at the time of the exchange. The net asset value of the fund Class Z shares on the close of business on March 8, 2024, after the reorganization was $13.44 for Class Z shares, and a total of 67,685,113 shares were issued to shareholders of the Acquired Fund in the exchange.

The net unrealized appreciation (depreciation) on investments and net assets as of the merger date for the Acquired Fund and the fund were as follows:

	Unrealized Appreciation (Depreciation) ($)	Net Assets ($)
BNY Mellon AMT-Free Municipal Bond Fund	(27,237,859)	1,121,363,515
BNY Mellon Municipal Bond Fund	(14,770,698)	910,413,858

Assuming the merger had been completed on September 1, 2024, the fund’s pro forma results in the Statement of Operations during the period ended August 31, 2024 would be as follows:

Net investment income	$59,201,331 [1]
Net realized and unrealized gain (loss) on investments	$67,401,774[2]
Net increase (decrease) in net assets resulting from operations	$126,603,105

1 $45,505,271 as reported in the Statement of Operations, plus $13,696,060 the Acquired Fund, pre-merger.

2 $38,068,653 as reported in the Statement of Operations plus $29,333,121 the Acquired Fund, pre-merger.

Because the combined funds have been managed as a single integrated fund since the merger was completed, it is not practicable to separate the amounts of revenue and expenses of BNY Mellon Municipal Bond Fund that have been included in the fund’s Statement of Operations since March 8, 2024.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 1.1 billion shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (200 million shares authorized), Class C (200 million shares authorized), Class I (200 million shares authorized), Class Y (100 million shares authorized) and Class Z (400 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Shareholder Services Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

NOTES TO FINANCIAL STATEMENTS (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Board has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	-	10,255,567	-	10,255,567
Municipal Securities	-	1,951,734,372	-	1,951,734,372

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price.

Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. Interest rates in the United States have recently been rising. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTES TO FINANCIAL STATEMENTS (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2024, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $943,199, accumulated capital losses $50,281,964 and unrealized depreciation $37,355,864.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2024. The fund has $14,696,715 of short-term capital losses and $35,585,249 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal years ended August 31, 2024 and August 31, 2023 were as follows: tax-exempt income $45,217,719 and $29,484,786, respectively.

During the period ended August 31, 2024, as a result of permanent book to tax differences, primarily due to the tax treatment for capital loss carryovers and wash sales from fund merger, the fund decreased total distributable earnings (loss) by $16,933,839 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 27, 2023, the Citibank Credit Facility was $823.5 million with Tranche A available in an amount equal to $688.5 million and Tranche B available in an amount equal to $135 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2024, the fund did not borrow under either Facility.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from September 1, 2023 through December 29, 2024 to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets. On or after December 29, 2024, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $1,383 during the period ended August 31, 2024.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the the Sub-Adviser a monthly fee at an annual rate of .168% of the value of the fund’s average daily net assets.

During the period ended August 31, 2024, the Distributor retained $220 from commissions earned on sales of the fund’s Class A shares, $7,934 and $31 from CDSC fees on redemptions of the fund’s Class A and Class C shares, respectively.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended August 31, 2024, Class C shares were charged $39,844 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2024, Class A and Class C shares were charged $1,078,383 and $13,281, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, and services related to the maintenance of shareholder accounts. During the period ended August 31, 2024, Class Z shares were charged $480,602 pursuant to the Shareholder Services Plan.

The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2024, the fund was charged $255,140 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $58,834.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2024, the fund was charged $18,768 pursuant to the custody agreement. These fees were offset by earnings credits of $18,768.

The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended August 31, 2024, the fund was charged $15,004 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended August 31, 2024, the fund was charged $20,979 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $680,303, Distribution Plan fees of $2,860, Shareholder Services Plan fees of $91,730, Custodian fees of $5,100, Chief Compliance Officer fees of $2,846 and Transfer Agent fees of $126,877.

(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended August 31, 2024, amounted to $248,635,172 and $347,696,475, respectively.

At August 31, 2024, the cost of investments for federal income tax purposes was $1,999,345,803; accordingly, accumulated net unrealized depreciation on investments was $37,355,864, consisting of $21,158,471, gross unrealized appreciation and $58,514,335 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of BNY Mellon AMT-Free Municipal Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) (one of the funds constituting BNY Mellon Municipal Funds, Inc. (the “Company”)), including the statement of investments, as of August 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Municipal Funds, Inc.) at August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.

New York, New York
October 23, 2024

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended August 31, 2024 as “exempt-interest dividends” (not generally subject to regular federal income tax). Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2024 calendar year on Form 1099-DIV, which will be mailed in early 2025.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

N/A

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© 2024 BNY Mellon Securities Corporation Code-0319NCSRAR0824

BNY Mellon High Yield Municipal Bond Fund

ANNUAL FINANCIALS AND OTHER INFORMATION August 31, 2024

Class	Ticker
A	DHYAX
C	DHYCX
I	DYBIX
Y	DHYYX
Z	DHMBX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

BNY Mellon High Yield Municipal Bond Fund

Statement of Investments

August 31, 2024

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 1.1%
Collateralized Municipal-Backed Securities - 1.1%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2	3.63	5/20/2033	911,426		881,278
Washington Housing Finance Commission, Revenue Bonds, Ser. A1	3.50	12/20/2035	1,902,719		1,807,631
Total Bonds and Notes (cost $3,116,530)			2,688,909

Long-Term Municipal Investments - 104.2%
Alabama - 1.9%
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2031	1,000,000		1,058,550
Energy Southeast A Cooperative District, Revenue Bonds, Ser. B	5.25	6/1/2032	1,000,000	[a]	1,087,530
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	1,250,000		1,366,266
Southeast Energy Authority, A Cooperative District, Revenue Bonds (Project No. 2) Ser. B	4.00	12/1/2031	1,000,000	[a]	1,002,249
				4,514,595
Alaska - 1.0%
Northern Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	6/1/2050	2,500,000		2,296,119
Arizona - 7.7%
Arizona Industrial Development Authority, Revenue Bonds (Academics of Math & Science Project)	5.00	7/1/2054	1,000,000	[b]	992,266
Arizona Industrial Development Authority, Revenue Bonds (Cadence Campus Project) Ser. A	4.00	7/15/2050	1,600,000	[b]	1,363,958
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2049	1,675,000		1,676,993
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A	6.00	7/1/2051	1,000,000	[b,c]	40,000
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A	7.75	7/1/2050	2,725,000	[b,c]	109,000
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.25	11/1/2053	1,000,000		1,070,886
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.25	11/1/2048	1,000,000		1,078,666
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,500,000		1,471,676
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2048	1,600,000		1,604,727
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2036	1,000,000	[b]	1,010,363

3

Statement of Investments (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.2% (continued)
Arizona - 7.7% (continued)
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)	6.00	7/1/2038	2,250,000	[b]	2,370,531
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)	5.00	7/1/2054	1,000,000	[b]	1,004,055
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)	5.00	7/1/2049	700,000	[b]	705,841
Tempe Industrial Development Authority, Revenue Bonds, Refunding (Friendship Village of Tempe) Ser. A	4.00	12/1/2046	2,000,000		1,770,079
The Phoenix Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.00	7/1/2046	2,250,000	[b]	2,250,266
				18,519,307
Arkansas - 1.2%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	2,650,000		2,827,686
California - 6.9%
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2049	1,805,000		1,686,370
California Municipal Finance Authority, Revenue Bonds (Sustainable Bond) (Orchard Park) (Insured; Build America Mutual)	4.00	5/15/2046	3,450,000		3,400,416
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)	5.00	8/1/2039	200,000	[b]	181,193
California Statewide Communities Development Authority, Revenue Bonds (California Baptist University) Ser. A	6.38	11/1/2043	2,000,000	[b]	2,002,805
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.25	12/1/2056	1,000,000	[b]	1,011,488
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. B2	0.00	6/1/2066	23,000,000	[d]	2,685,876
Orange County Community Facilities District, Special Tax Bonds, Ser. A	5.00	8/15/2052	1,500,000		1,558,373
Tender Option Bond Trust Receipts (Series 2022-XF3024), (San Francisco City & County, Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.00%	6.99	5/1/2044	4,000,000	[b,e,f]	4,127,598
				16,654,119
Colorado - 5.5%
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities & Services Obligated Group)	5.00	12/1/2048	1,500,000		1,521,924
Denver International Business Center Metropolitan District No.1, GO, Ser. B	6.00	12/1/2048	1,000,000		1,028,323
Dominion Water & Sanitation District, Revenue Bonds, Refunding	5.88	12/1/2052	2,750,000		2,812,497
Hess Ranch Metropolitan District No. 6, GO, Ser. A1	5.00	12/1/2049	1,500,000		1,402,449

4

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.2% (continued)
Colorado - 5.5% (continued)
Hunters Overlook Metropolitan District No. 5, GO, Ser. A	5.00	12/1/2049	1,000,000		948,049
Hunters Overlook Metropolitan District No. 5, GO, Ser. A	5.00	12/1/2039	878,000		878,773
Rampart Range Metropolitan District No. 5, Revenue Bonds	4.00	12/1/2051	2,000,000		1,647,652
Tender Option Bond Trust Receipts (Series 2020-XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A1) Recourse, Underlying Coupon Rate 4.00%	6.09	8/1/2044	2,200,000	[b,e,f]	2,517,066
Vauxmont Metropolitan District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	3.25	12/15/2050	640,000		535,988
				13,292,721
Connecticut - .6%
Harbor Point Infrastructure Improvement District, Tax Allocation Bonds, Refunding (Harbor Point Project)	5.00	4/1/2039	1,500,000	[b]	1,517,628
District of Columbia - 2.4%
District of Columbia, Revenue Bonds (Ingleside Rock Creek Project) Ser. A	5.00	7/1/2052	2,000,000		1,893,586
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	4,090,000		3,865,056
				5,758,642
Florida - 4.2%
Florida Higher Educational Facilities Financial Authority, Revenue Bonds (Jacksonville University) Ser. A1	5.00	6/1/2048	1,500,000	[b]	1,463,233
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2049	2,280,000		2,141,355
Hillsborough County Port District, Revenue Bonds (Tampa Port Authority Project) Ser. B	5.00	6/1/2046	1,000,000		1,024,585
Palm Beach County Health Facilities Authority, Revenue Bonds (Lifespace Communities Obligated Group) Ser. B	4.00	5/15/2053	1,400,000		1,141,906
Pinellas County Industrial Development Authority, Revenue Bonds (Foundation for Global Understanding)	5.00	7/1/2039	1,000,000		1,014,997
Seminole County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Pointe at UCF Project)	5.75	11/15/2054	2,000,000		2,006,034
St. Johns County Industrial Development Authority, Revenue Bonds, Refunding (Vicar's Landing Project)	4.00	12/15/2041	500,000		436,244
St. Johns County Industrial Development Authority, Revenue Bonds, Refunding (Vicar's Landing Project)	4.00	12/15/2046	1,000,000		822,012
				10,050,366
Georgia - 3.2%
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	1,225,000		1,288,572
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Plant Vogtle Units 3&4 Project) Ser. A	5.00	1/1/2056	1,000,000		1,033,290

5

Statement of Investments (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.2% (continued)
Georgia - 3.2% (continued)
Tender Option Bond Trust Receipts (Series 2020-XM0825), (Brookhaven Development Authority, Revenue Bonds (Children's Healthcare of Atlanta) Ser. A) Recourse, Underlying Coupon Rate 4.00%	4.71	7/1/2044	3,180,000	[b,e,f]	3,412,410
Tender Option Bond Trust Receipts (Series 2023-XF3183), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Units 3 & 4 Project) Ser. A) Recourse, Underlying Coupon Rate 5.00%	6.71	1/1/2059	1,850,000	[b,e,f]	1,878,328
				7,612,600
Illinois - 7.8%
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2033	1,000,000		1,034,905
Chicago Board of Education, GO, Refunding, Ser. B	5.00	12/1/2033	500,000		522,500
Chicago Board of Education, GO, Ser. A	5.00	12/1/2047	1,500,000		1,524,394
Chicago Board of Education, GO, Ser. D	5.00	12/1/2046	1,000,000		1,009,695
Chicago Board of Education, GO, Ser. H	5.00	12/1/2036	2,000,000		2,041,668
Chicago II, GO, Refunding, Ser. A	6.00	1/1/2038	700,000		726,992
Chicago II, GO, Ser. A	5.00	1/1/2045	1,000,000		1,052,240
Chicago II Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2039	1,000,000		1,002,723
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2036	1,145,000		1,250,736
Chicago Transit Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2045	1,000,000		1,046,317
Illinois Finance Authority, Revenue Bonds, Refunding (Lutheran Life Communities Obligated Group) Ser. A	5.00	11/1/2049	2,100,000		1,361,675
Illinois Finance Authority, Revenue Bonds, Refunding (Rosalind Franklin University of Medicine & Science)	5.00	8/1/2036	1,075,000		1,105,396
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	5.00	6/15/2050	1,000,000		1,036,370
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual)	4.00	10/1/2043	1,000,000		957,274
Tender Option Bond Trust Receipts (Series 2023-XF1623), (Regional Transportation Authority Illinois, Revenue Bonds, Ser. B) Non-Recourse, Underlying Coupon Rate 4.00%	3.45	6/1/2048	1,625,000	[b,e,f]	1,557,460
The Illinois Sports Facilities Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	6/15/2030	1,500,000		1,608,041
				18,838,386
Indiana - .3%
Indiana Finance Authority, Revenue Bonds (Sustainable Bond)	7.00	3/1/2039	3,325,000	[b]	610,237
Iowa - 1.2%
Iowa Finance Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. A	4.00	5/15/2046	3,500,000		3,002,098

6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.2% (continued)
Kentucky - .3%
Henderson, Revenue Bonds (Pratt Paper Project) Ser. A	4.70	1/1/2052	850,000	[b]	837,083
Louisiana - .7%
Louisiana Public Facilities Authority, Revenue Bonds (Calcasieu Bridge Partners)	5.75	9/1/2064	1,480,000		1,621,353
Maryland - 1.0%
Maryland Economic Development Corp., Revenue Bonds (Sustainable Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	2,375,000		2,473,262
Massachusetts - .7%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2049	1,750,000		1,753,416
Michigan - 3.2%
Detroit, GO (Sustainable Bond) Ser. A	5.00	4/1/2046	1,000,000		1,046,683
Detroit, GO, Ser. C	6.00	5/1/2043	500,000		577,834
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2048	1,250,000		1,322,028
Detroit Regional Convention Facility Authority, Revenue Bonds, Refunding, Ser. C	5.00	10/1/2039	1,100,000		1,232,602
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Refunding, Ser. C	0.00	6/1/2058	114,680,000	[d]	3,575,447
				7,754,594
Missouri - 2.2%
The Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects) Ser. A	5.00	2/1/2036	1,000,000		1,015,201
The Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects) Ser. A	5.00	2/1/2042	1,000,000		1,025,461
The St. Louis Missouri Industrial Development Authority, Revenue Bonds, Refunding (Ballpark Village Development Project) Ser. A	4.75	11/15/2047	2,500,000		2,133,343
The St. Louis Missouri Industrial Development Authority, Tax Allocation Bonds (St. Louis Innovation District Project)	4.38	5/15/2036	1,045,000		1,023,766
				5,197,771
Nevada - 1.2%
North Las Vegas, Special Assessment Bonds (Valley Vista Special Improvement District)	4.63	6/1/2049	930,000		908,376
North Las Vegas, Special Assessment Bonds (Valley Vista Special Improvement District)	4.63	6/1/2043	460,000		457,215
Reno, Revenue Bonds, Refunding, Ser. D	0.00	7/1/2058	13,000,000	[b,d]	1,396,476
				2,762,067
New Hampshire - .4%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Springpoint Senior Living Obligated Group)	4.00	1/1/2041	1,000,000		921,841
New Jersey - 1.3%
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A	5.00	6/15/2039	825,000	[b]	829,128

7

Statement of Investments (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.2% (continued)
New Jersey - 1.3% (continued)
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	350,000		362,833
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	1,845,000		1,862,408
				3,054,369
New York - 8.3%
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) Ser. B	0.00	11/15/2042	10,815,000	[d]	4,625,294
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.38	10/1/2045	2,000,000		1,926,542
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2032	1,000,000		1,033,523
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	2,000,000		1,999,922
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal One Project) (Insured; Assured Guaranty Municipal Corp.)	5.13	6/30/2060	1,000,000		1,042,099
Tender Option Bond Trust Receipts (Series 2022-XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Assured Guaranty Municipal Corp.) Ser. C) Non-Recourse, Underlying Coupon Rate 4.00%	3.44	11/15/2047	3,000,000	[b,e,f]	2,935,421
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	4.13	5/15/2064	2,500,000		2,443,448
TSASC, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2045	2,335,000		2,113,701
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)	5.00	7/1/2046	1,700,000	[b]	1,716,525
				19,836,475
North Carolina - 1.8%
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Lutheran Services for the Aging Obligated Group)	4.00	3/1/2051	4,000,000		3,405,747
North Carolina Turnpike Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	4.00	1/1/2055	1,000,000		960,352
				4,366,099
Ohio - 3.3%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	3,850,000		3,544,336
Centerville, Revenue Bonds, Refunding (Graceworks Lutheran Services Obligated Group)	5.25	11/1/2047	1,200,000		1,150,278
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	1,000,000		1,011,131

8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.2% (continued)
Ohio - 3.3% (continued)
Franklin County Convention Facilities Authority, Revenue Bonds (GRTR Columbus Convention Center)	5.00	12/1/2044	1,250,000		1,254,693
Port of Greater Cincinnati Development Authority, Revenue Bonds, Refunding (Duke Energy Co.) (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.38	12/1/2058	1,000,000		1,001,669
				7,962,107
Oklahoma - 1.1%
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. B	5.50	8/15/2057	1,500,000		1,544,229
Tulsa County Industrial Authority, Revenue Bonds, Refunding (Montereau Project)	5.25	11/15/2037	1,000,000		1,019,663
				2,563,892
Oregon - 1.0%
Clackamas County Hospital Facility Authority, Revenue Bonds, Refunding (Willamette View Obligated Group) Ser. A	5.00	11/15/2047	1,500,000		1,469,625
Salem Hospital Facility Authority, Revenue Bonds, Refunding (Capital Manor Project)	4.00	5/15/2047	1,000,000		848,233
				2,317,858
Pennsylvania - 3.9%
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)	5.00	5/1/2042	1,500,000	[b]	1,505,012
Chester County Industrial Development Authority, Special Assessment Bonds (Woodlands at Graystone Project)	5.13	3/1/2048	837,000	[b]	814,530
Crawford County Hospital Authority, Revenue Bonds, Refunding (Meadville Medical Center Project) Ser. A	6.00	6/1/2046	1,000,000		1,010,752
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Brethren Village Project)	5.25	7/1/2041	1,000,000		1,002,004
Lancaster Industrial Development Authority, Revenue Bonds, Refunding (Landis Homes Obligated Group)	4.00	7/1/2051	1,500,000		1,330,299
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)	2.45	12/3/2029	2,270,000	[a]	2,069,160
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Sustainable Bond) (Covanta Project)	3.25	8/1/2039	850,000	[b]	698,071
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences in Philadelphia)	5.00	11/1/2033	1,000,000		1,006,048
				9,435,876
Rhode Island - .5%
Rhode Island Student Loan Authority, Revenue Bonds, Ser. A	5.00	12/1/2030	1,175,000		1,263,529

9

Statement of Investments (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.2% (continued)
South Dakota - 1.0%
Tender Option Bond Trust Receipts (Series 2022-XF1409), (South Dakota Heath & Educational Facilities Authority, Revenue Bonds, Refunding (Avera Health Obligated Group)) Non-Recourse, Underlying Coupon Rate 5.00%	7.10	7/1/2046	2,400,000	[b,e,f]	2,439,758
Texas - 11.2%
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)	4.88	6/15/2059	1,220,000	[b]	1,218,896
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2046	1,100,000		1,104,540
Brazos Higher Education Authority, Revenue Bonds, Ser. 1A	5.00	4/1/2027	1,210,000		1,256,084
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. A	5.75	8/15/2045	1,500,000		1,517,623
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. D	6.13	8/15/2048	2,000,000		2,028,997
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2054	1,000,000		967,226
Fort Bend County, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.25	3/1/2049	1,250,000		1,252,643
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.25	7/1/2053	1,300,000		1,301,490
Houston Airport System, Revenue Bonds, Refunding (United Airlines) Ser. A	6.50	7/15/2030	1,500,000		1,502,125
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	2,250,000	[b]	2,253,233
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Webminister Project)	4.00	11/1/2049	1,250,000		1,147,552
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Westminster Manor Project)	5.00	11/1/2040	2,070,000		2,086,281
Port of Beaumont Navigation District, Revenue Bonds (Jefferson Gulf Coast Energy)	3.00	1/1/2050	1,750,000	[b]	1,445,972
San Antonio Education Facilities Corp., Revenue Bonds, Refunding (University of The Incarnate Word)	4.00	4/1/2051	1,750,000		1,442,034
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B	5.50	1/1/2034	1,500,000	[a]	1,690,475
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds	5.50	12/31/2058	2,000,000		2,183,809
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Blueridge Transportation Group)	5.00	12/31/2050	1,000,000		1,006,910
Waxahachie Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.25	2/15/2053	1,500,000		1,497,899
				26,903,789

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.2% (continued)
U.S. Related - 4.5%
Puerto Rico, GO, Ser. A	0.00	7/1/2033	373,154	[d]	251,497
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	260,638		257,244
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	304,141		289,074
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	289,963		287,820
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	223,696		218,849
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	316,303		293,698
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	1,264,821		1,360,663
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	320,013		333,332
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	305,783		338,809
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2033	4,031,000	[d]	2,844,120
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.33	7/1/2040	4,344,000		4,296,178
				10,771,284
Virginia - 2.6%
Virginia College Building Authority, Revenue Bonds (Sustainable Bond) (Marymount University Project)	5.00	7/1/2045	500,000	[b]	445,852
Virginia College Building Authority, Revenue Bonds, Refunding (Marymount University Project) Ser. A	5.00	7/1/2045	1,000,000	[b]	891,705
Virginia Small Business Financing Authority, Revenue Bonds (Covanta Project)	5.00	7/1/2038	750,000	[a,b]	750,049
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (95 Express Lanes)	4.00	1/1/2048	4,500,000		4,143,210
				6,230,816
Washington - 4.1%
Tender Option Bond Trust Receipts (Series 2024--XF1730), (Port of Seattle Washington, Revenue Bonds, Refunding, Ser. B) Non-Recourse, Underlying Coupon Rate 5.25%	7.31	7/1/2049	3,500,000	[b,e,f]	3,766,277
Washington Convention Center Public Facilities District, Revenue Bonds, Ser. B	4.00	7/1/2058	4,000,000		3,525,924
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A	5.00	1/1/2051	1,120,000	[b]	998,333
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A	5.00	1/1/2046	1,680,000	[b]	1,541,594
				9,832,128
Wisconsin - 6.0%
Public Finance Authority, Revenue Bonds (Appalachian State University Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	7/1/2045	1,850,000		1,821,482
Public Finance Authority, Revenue Bonds (Astro Texas Land Project)	5.50	12/15/2028	1,000,000	[b]	1,005,948
Public Finance Authority, Revenue Bonds (Cone Health) Ser. A	5.00	10/1/2052	1,500,000		1,584,092
Public Finance Authority, Revenue Bonds (Roseman University of Health Sciences)	5.00	4/1/2050	1,750,000	[b]	1,775,432

11

Statement of Investments (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.2% (continued)
Wisconsin - 6.0% (continued)
Public Finance Authority, Revenue Bonds (Roseman University of Health Sciences)	5.00	4/1/2030	100,000	[b,g]	111,706
Public Finance Authority, Revenue Bonds (Southminster Obligated Group)	5.00	10/1/2043	2,000,000	[b]	2,009,432
Public Finance Authority, Revenue Bonds (WFCS Portfolio Project) Ser. A1	5.00	1/1/2056	1,000,000	[b]	988,999
Public Finance Authority, Revenue Bonds (WFCS Portfolio Project) Ser. A1	5.00	1/1/2055	2,000,000	[b]	1,978,294
Public Finance Authority, Revenue Bonds, Refunding (Mary's Woods At Marylhurst Obligated Group)	5.25	5/15/2037	625,000	[b]	634,209
Public Finance Authority, Revenue Bonds, Ser. 1	5.75	7/1/2062	1,246,799		1,337,542
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Camillus Health System Obligated Group)	5.00	11/1/2046	1,250,000		1,136,189
				14,383,325
Total Long-Term Municipal Investments (cost $267,241,996)			250,177,196
Total Investments (cost $270,358,526)			105.3%	252,866,105
Liabilities, Less Cash and Receivables			(5.3%)	(12,655,953)
Net Assets			100.0%	240,210,152

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, these securities were valued at $65,113,661 or 27.11% of net assets.

c Non-income producing—security in default.

d Security issued with a zero coupon. Income is recognized through the accretion of discount.

e The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

f Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

g These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

12

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LOC	Letter of Credit
LR	Lease Revenue	NAN	Note Anticipation Notes
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield	OBFR	Overnight Bank Funding Rate
PILOT	Payment in Lieu of Taxes	PRIME	Prime Lending Rate
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RIB	Residual Interest Bonds
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SOFR	Secured Overnight Financing Rate	TAN	Tax Anticipation Notes
TRAN	Tax and Revenue Anticipation Notes	TSFR	Term Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield	U.S. T-BILL	U.S. Treasury Bill
XLCA	XL Capital Assurance

See notes to financial statements.

13

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2024

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	270,358,526	252,866,105
Cash		126,033
Interest receivable		2,826,907
Receivable for shares of Common Stock subscribed		286,056
Prepaid expenses		49,588
		256,154,689
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		134,755
Payable for inverse floater notes issued—Note 4		15,325,000
Payable for shares of Common Stock redeemed		293,720
Interest and expense payable related to inverse floater notes issued—Note 4		113,171
Directors’ fees and expenses payable		1,459
Other accrued expenses		76,432
		15,944,537
Net Assets ($)		240,210,152
Composition of Net Assets ($):
Paid-in capital		294,770,455
Total distributable earnings (loss)		(54,560,303)
Net Assets ($)		240,210,152

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	80,581,527	5,679,481	117,762,310	1,032,224	35,154,610
Shares Outstanding	7,282,221	513,474	10,660,204	93,304	3,182,834
Net Asset Value Per Share ($)	11.07	11.06	11.05	11.06	11.05

See notes to financial statements.

14

STATEMENT OF OPERATIONS

Year Ended August 31, 2024

Investment Income ($):
Interest Income	11,729,930
Expenses:
Management fee—Note 3(a)	1,076,105
Interest and expense related to inverse floater notes issued—Note 4	513,544
Shareholder servicing costs—Note 3(c)	309,475
Professional fees	95,582
Distribution/Service Plan fees—Note 3(b)	87,723
Registration fees	82,582
Directors’ fees and expenses—Note 3(d)	23,594
Chief Compliance Officer fees—Note 3(c)	20,980
Prospectus and shareholders’ reports	13,955
Custodian fees—Note 3(c)	5,449
Loan commitment fees—Note 2	5,443
Miscellaneous	35,791
Total Expenses	2,270,223
Less—reduction in fees due to earnings credits—Note 3(c)	(11,702)
Net Expenses	2,258,521
Net Investment Income	9,471,409
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(5,132,811)
Net change in unrealized appreciation (depreciation) on investments	16,976,758
Net Realized and Unrealized Gain (Loss) on Investments	11,843,947
Net Increase in Net Assets Resulting from Operations	21,315,356

See notes to financial statements.

15

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2024	2023
Operations ($):
Net investment income	9,471,409	10,077,442
Net realized gain (loss) on investments	(5,132,811)	(11,309,287)
Net change in unrealized appreciation (depreciation) on investments	16,976,758	(6,605,512)
Net Increase (Decrease) in Net Assets Resulting from Operations	21,315,356	(7,837,357)
Distributions ($):
Distributions to shareholders:
Class A	(3,091,749)	(3,804,963)
Class C	(187,184)	(252,236)
Class I	(4,663,912)	(4,464,196)
Class Y	(44,266)	(76,314)
Class Z	(1,376,914)	(1,430,315)
Total Distributions	(9,364,025)	(10,028,024)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	30,668,771	23,912,068
Class C	939,001	900,626
Class I	47,992,638	84,345,027
Class Y	123,461	934,456
Class Z	1,957,518	733,770
Distributions reinvested:
Class A	2,737,367	3,487,688
Class C	187,184	252,208
Class I	4,654,347	4,408,045
Class Y	44,266	76,190
Class Z	1,037,219	1,092,970
Cost of shares redeemed:
Class A	(40,880,511)	(70,061,398)
Class C	(3,295,905)	(3,326,475)
Class I	(65,173,760)	(82,898,811)
Class Y	(861,782)	(1,486,654)
Class Z	(4,460,011)	(6,326,618)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(24,330,197)	(43,956,908)
Total Increase (Decrease) in Net Assets	(12,378,866)	(61,822,289)
Net Assets ($):
Beginning of Period	252,589,018	314,411,307
End of Period	240,210,152	252,589,018

16

	Year Ended August 31,
	2024	2023
Capital Share Transactions (Shares):
Class Aa
Shares sold	2,864,072	2,245,819
Shares issued for distributions reinvested	255,911	330,182
Shares redeemed	(3,824,450)	(6,585,762)
Net Increase (Decrease) in Shares Outstanding	(704,467)	(4,009,761)
Class C
Shares sold	87,546	84,045
Shares issued for distributions reinvested	17,686	23,872
Shares redeemed	(308,308)	(313,396)
Net Increase (Decrease) in Shares Outstanding	(203,076)	(205,479)
Class Ia
Shares sold	4,504,720	7,909,270
Shares issued for distributions reinvested	436,132	417,746
Shares redeemed	(6,222,285)	(7,848,853)
Net Increase (Decrease) in Shares Outstanding	(1,281,433)	478,163
Class Y
Shares sold	11,905	88,310
Shares issued for distributions reinvested	4,176	7,210
Shares redeemed	(81,546)	(135,918)
Net Increase (Decrease) in Shares Outstanding	(65,465)	(40,398)
Class Z
Shares sold	195,154	68,841
Shares issued for distributions reinvested	97,131	103,578
Shares redeemed	(418,968)	(601,098)
Net Increase (Decrease) in Shares Outstanding	(126,683)	(428,679)

[a]	During the period ended August 31, 2023, 31,795 Class A shares representing $333,307 were exchanged for 31,856 Class I shares.
See notes to financial statements.

17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

Class A Shares	Year Ended August 31,
	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	10.49	11.11	13.23	12.40	12.92
Investment Operations:
Net investment income [a]	.41	.39	.36	.40	.41
Net realized and unrealized gain (loss) on investments	.58	(.62)	(2.12)	.83	(.51)
Total from Investment Operations	.99	(.23)	(1.76)	1.23	(.10)
Distributions:
Dividends from net investment income	(.41)	(.39)	(.36)	(.40)	(.42)
Dividends from net realized gain on investments	-	-	-	-	-
Total Distributions	(.41)	(.39)	(.36)	(.40)	(.42)
Net asset value, end of period	11.07	10.49	11.11	13.23	12.40
Total Return (%)[b]	9.62	(2.02)	(13.48)	10.07	(.72)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.06	1.01	.85	.85	.92
Ratio of net expenses to average net assets	1.06	1.01	.85	.85	.92
Ratio of interest and expense related to inverse floater notes issued to average net assets	.21	.18	.04	.03	.09
Ratio of net investment income to average net assets	3.85	3.69	2.94	3.10	3.31
Portfolio Turnover Rate	15.47	17.06	21.25	10.03	69.21
Net Assets, end of period ($ x 1,000)	80,582	83,755	133,316	150,609	108,054

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

18

Class C Shares	Year Ended August 31,
	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	10.48	11.11	13.22	12.39	12.92
Investment Operations:
Net investment income [a]	.32	.31	.27	.30	.32
Net realized and unrealized gain (loss) on investments	.58	(.63)	(2.11)	.83	(.53)
Total from Investment Operations	.90	(.32)	(1.84)	1.13	(.21)
Distributions:
Dividends from net investment income	(.32)	(.31)	(.27)	(.30)	(.32)
Dividends from net realized gain on investments	-	-	-	-	-
Total Distributions	(.32)	(.31)	(.27)	(.30)	(.32)
Net asset value, end of period	11.06	10.48	11.11	13.22	12.39
Total Return (%)[b]	8.77	(2.88)	(14.09)	9.23	(1.55)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.85	1.80	1.63	1.62	1.68
Ratio of net expenses to average net assets	1.85	1.79	1.63	1.62	1.68
Ratio of interest and expense related to inverse floater notes issued to average net assets	.21	.18	.04	.03	.09
Ratio of net investment income to average net assets	3.06	2.92	2.17	2.33	2.55
Portfolio Turnover Rate	15.47	17.06	21.25	10.03	69.21
Net Assets, end of period ($ x 1,000)	5,679	7,511	10,242	14,447	16,167

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

19

FINANCIAL HIGHLIGHTS (continued)

Class I Shares	Year Ended August 31,
	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	10.47	11.09	13.20	12.38	12.90
Investment Operations:
Net investment income [a]	.43	.42	.39	.43	.43
Net realized and unrealized gain (loss) on investments	.58	(.62)	(2.11)	.82	(.50)
Total from Investment Operations	1.01	(.20)	(1.72)	1.25	(.07)
Distributions:
Dividends from net investment income	(.43)	(.42)	(.39)	(.43)	(.45)
Dividends from net realized gain on investments	-	-	-	-	-
Total Distributions	(.43)	(.42)	(.39)	(.43)	(.45)
Net asset value, end of period	11.05	10.47	11.09	13.20	12.38
Total Return (%)	9.89	(1.81)	(13.24)	10.25	(.49)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.83	.79	.61	.62	.68
Ratio of net expenses to average net assets	.82	.78	.61	.62	.68
Ratio of interest and expense related to inverse floater notes issued to average net assets	.21	.18	.04	.03	.09
Ratio of net investment income to average net assets	4.08	3.93	3.18	3.33	3.52
Portfolio Turnover Rate	15.47	17.06	21.25	10.03	69.21
Net Assets, end of period ($ x 1,000)	117,762	125,017	127,176	168,242	112,713

a Based on average shares outstanding.

See notes to financial statements.

20

Class Y Shares	Year Ended August 31,
	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	10.48	11.11	13.22	12.39	12.91
Investment Operations:
Net investment income [a]	.43	.42	.39	.43	.45
Net realized and unrealized gain (loss) on investments	.58	(.63)	(2.11)	.83	(.52)
Total from Investment Operations	1.01	(.21)	(1.72)	1.26	(.07)
Distributions:
Dividends from net investment income	(.43)	(.42)	(.39)	(.43)	(.45)
Dividends from net realized gain on investments	-	-	-	-	-
Total Distributions	(.43)	(.42)	(.39)	(.43)	(.45)
Net asset value, end of period	11.06	10.48	11.11	13.22	12.39
Total Return (%)	9.90	(1.86)	(13.20)	10.35	(.47)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.81	.75	.57	.60	.67
Ratio of net expenses to average net assets	.80	.75	.57	.60	.67
Ratio of interest and expense related to inverse floater notes issued to average net assets	.21	.18	.04	.03	.09
Ratio of net investment income to average net assets	4.14	3.96	3.20	3.35	3.76
Portfolio Turnover Rate	15.47	17.06	21.25	10.03	69.21
Net Assets, end of period ($ x 1,000)	1,032	1,664	2,212	837	709

a Based on average shares outstanding.

See notes to financial statements.

21

FINANCIAL HIGHLIGHTS (continued)

Class Z Shares	Year Ended August 31,
	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	10.47	11.09	13.20	12.37	12.90
Investment Operations:
Net investment income [a]	.42	.41	.38	.42	.43
Net realized and unrealized gain (loss) on investments	.58	(.62)	(2.11)	.83	(.52)
Total from Investment Operations	1.00	(.21)	(1.73)	1.25	(.09)
Distributions:
Dividends from net investment income	(.42)	(.41)	(.38)	(.42)	(.44)
Dividends from net realized gain on investments	-	-	-	-	-
Total Distributions	(.42)	(.41)	(.38)	(.42)	(.44)
Net asset value, end of period	11.05	10.47	11.09	13.20	12.37
Total Return (%)	9.78	(1.90)	(13.33)	10.25	(.65)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94	.90	.73	.70	.76
Ratio of net expenses to average net assets	.93	.89	.73	.70	.76
Ratio of interest and expense related to inverse floater notes issued to average net assets	.21	.18	.04	.03	.09
Ratio of net investment income to average net assets	3.98	3.82	3.07	3.25	3.49
Portfolio Turnover Rate	15.47	17.06	21.25	10.03	69.21
Net Assets, end of period ($ x 1,000)	35,155	34,642	41,466	53,781	50,938

a Based on average shares outstanding.

See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

BNY Mellon High Yield Municipal Bond Fund (the “fund”) is a separate diversified series of BNY Mellon Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek high current income exempt from federal income tax. As a secondary goal, the fund may seek capital appreciation to the extent consistent with its primary goal. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (150 million shares authorized), Class Y (150 million shares authorized) and Class Z (100 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Shareholder Services Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

23

NOTES TO FINANCIAL STATEMENTS (continued)

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	-	2,688,909	-	2,688,909
Municipal Securities	-	250,177,196	-	250,177,196
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	-	(15,325,000)	-	(15,325,000)

† See Statement of Investments for additional detailed categorizations, if any.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many

24

issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. Any credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund.

Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. Interest rates in the United States have recently been rising. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.

High Yield Securities Risk: High yield (“junk”) securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. These securities are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade securities may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2024, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $404,173, accumulated capital losses $36,941,381 and unrealized depreciation $18,023,095.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

25

NOTES TO FINANCIAL STATEMENTS (continued)

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2024. The fund has $13,639,860 of short-term capital losses and $23,301,521 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal years ended August 31, 2024 and August 31, 2023 were as follows: tax-exempt income $9,364,025 and $10,028,024, respectively.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 27, 2023, the Citibank Credit Facility was $823.5 million with Tranche A available in an amount equal to $688.5 million and Tranche B available in an amount equal to $135 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2024, the fund did not borrow under either Facility.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from September 1, 2023 through December 29, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of Class A, Class C, Class I, Class Y and Class Z shares of the fund (including Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed an annual rate of .95%, 1.68%, .68%, .67% and .76%, respectively, of the value of the fund’s average daily net assets. On or after December 29, 2024, the Adviser may terminate this expense limitation at any time. During the period ended February 29, 2024, there was no expense reimbursement pursuant to the Agreement.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .216% of the value of the fund’s average daily net assets.

During the period ended August 31, 2024, the Distributor retained $257 from commissions earned on sales of the fund’s Class A shares and $9,826 and $313 from CDSC fees on redemptions of the fund’s Class A and Class C shares, respectively.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended August 31, 2024, Class C shares were charged $46,297 pursuant to the Distribution Plan.

Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Class Z shares reimburse the Distributor for distributing its shares and servicing shareholder accounts at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class Z shares. During the period ended August 31, 2024, Class Z shares were charged $41,426 pursuant to the Service Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2024, Class A and Class C shares were charged $203,267 and $15,432, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund

26

includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2024, the fund was charged $19,475 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $6,253.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2024, the fund was charged $5,449 pursuant to the custody agreement. These fees were offset by earnings credits of $5,449.

The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended August 31, 2024, the fund was charged $567 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended August 31, 2024, the fund was charged $20,980 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $99,699, Distribution Plan fees of $7,379, Shareholder Services Plan fees of $18,481, Custodian fees of $1,668, Chief Compliance Officer fees of $2,846 and Transfer Agent fees of $4,682.

(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended August 31, 2024, amounted to $36,411,110 and $59,206,875, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended August 31, 2024 was approximately $13,116,721, with a related weighted average annualized interest rate of 3.92%.

27

NOTES TO FINANCIAL STATEMENTS (continued)

At August 31, 2024, the cost of investments for federal income tax purposes was $255,564,200; accordingly, accumulated net unrealized depreciation on investments was $18,023,095, consisting of $6,097,643 gross unrealized appreciation and $24,120,738 gross unrealized depreciation.

28

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of BNY Mellon High Yield Municipal Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of BNY Mellon High Yield Municipal Bond Fund (the “Fund”) (one of the funds constituting BNY Mellon Municipal Funds, Inc. (the “Company”)), including the statement of investments, as of August 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Municipal Funds, Inc.) at August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.

New York, New York
October 23, 2024

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IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended August 31, 2024. as “exempt-interest dividends” (not generally subject to regular federal income tax). Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2024 calendar year on Form 1099-DIV, which will be mailed in early 2025.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

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Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

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Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

N/A

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© 2024 BNY Mellon Securities Corporation Code-6165NCSRAR0824

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies.

  Not applicable.

Item 14. Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

 Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

 There have been no materials changes to the procedures applicable to Item 15.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

  Not applicable.

Item 19. Exhibits.

  (a)(1) Code of ethics referred to in Item 2.

  (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

  (a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Municipal Funds, Inc.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: October 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: October 24, 2024

By: /s/ James Windels

 James Windels

 Treasurer (Principal Financial Officer)

Date: October 24, 2024

EXHIBIT INDEX

 (a)(1) Code of ethics referred to in Item 2.

 (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

 (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)